UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-22120
Oppenheimer Portfolio Series: Fixed Income Active Allocation Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: January 31
Date of reporting period: 07/31/2009

Item 1. Reports to Stockholders.
July 31, 2009 Oppenheimer Portfolio Fixed Income Active Allocation Fund Series Management Commentaries and Semiannual Report MANAGEMENT COMMENTARIES An Interview with Your Fund’s Manager SEMIANNUAL REPORT Listing of Top Holdings Listing of Investments Financial Statements

TOP HOLDINGS AND ALLOCATIONS
Asset Class Allocation
Fund holdings and allocations are subject to change. Percentages are as of July 31, 2009, and are based on the total market value of investments.
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NOTES
Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, and other charges and expenses carefully before investing. The Fund’s prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 12/19/07. Unless otherwise noted, Class A returns include the maximum initial sales charge of 4.75%.
Class B shares of the Fund were first publicly offered on 12/19/07. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 4% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 12/19/07. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 12/19/07. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
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NOTES
Class Y shares of the Fund were first publicly offered on 12/19/07. Class Y shares are offered only to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
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FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire
6-month period ended July 31, 2009.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in
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FUND EXPENSES Continued
the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	February 1, 2009	July 31, 2009	July 31, 2009

Actual
Class A	$1,000.00	$1,100.00	$3.65
Class B	1,000.00	1,096.00	7.56
Class C	1,000.00	1,094.50	7.56
Class N	1,000.00	1,097.10	4.95
Class Y	1,000.00	1,099.50	2.55

Hypothetical (5% return before expenses)
Class A	1,000.00	1,021.32	3.51
Class B	1,000.00	1,017.60	7.28
Class C	1,000.00	1,017.60	7.28
Class N	1,000.00	1,020.08	4.77
Class Y	1,000.00	1,022.36	2.46
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended July 31, 2009 are as follows:

Class	Expense Ratios

Class A	0.70%
Class B	1.45
Class C	1.45
Class N	0.95
Class Y	0.49
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
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STATEMENT OF INVESTMENTS July 31, 2009 / Unaudited

	Shares	Value

Investment Companies—100.0%[1]
Fixed Income Funds—99.8%
Oppenheimer Core Bond Fund, Cl. Y3	2,690,525	$15,766,479
Oppenheimer International Bond Fund, Cl. Y	1,371,525	8,517,170
Oppenheimer Master Loan Fund, LLC	526,582	5,008,471

		29,292,120

Money Market Fund—0.2%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.42%[2]	60,154	60,154

Total Investments, at Value (Cost $34,203,703)	100.0%	29,352,274
Liabilities in Excess of Other Assets	(0.0)	(8,745

Net Assets	100.0%	$29,343,529

Footnotes to Statement of Investments

1.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 31, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	January 31, 2009	Additions	Reductions	July 31, 2009

Oppenheimer Core Bond Fund, Cl. Y	2,598,499	636,820	544,794	2,690,525
Oppenheimer Institutional Money Market Fund, Cl. E	—	7,270,235	7,210,081	60,154
Oppenheimer International Bond Fund, Cl. Y	1,349,551	212,073	190,099	1,371,525
Oppenheimer Master Loan Fund, LLC	550,939	87,392	111,749	526,582

				Realized
	Value	Income		Loss

Oppenheimer Core Bond Fund, Cl. Y	$15,766,479	$541,635		$2,183,152
Oppenheimer Institutional Money Market Fund, Cl. E	60,154	374		—
Oppenheimer International Bond Fund, Cl. Y	8,517,170	166,043		186,070
Oppenheimer Master Loan Fund, LLC	5,008,471	189,911	[a]	171,387	[a]

	$29,352,274	$897,963		$2,540,609

a.	Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.

2.	Rate shown is the 7-day yield as of July 31, 2009.

3.	Considered a significant holding. See the individual financial statements of this holding beginning on page 17.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
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STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of July 31, 2009 based on valuation input level:

			Level 3 —
	Level 1 —	Level 2 —	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Investment Companies	$29,352,274	$—	$—	$29,352,274

Total Assets	$29,352,274	$—	$—	$29,352,274

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
See accompanying Notes to Financial Statements.
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STATEMENT OF ASSETS AND LIABILITIES Unaudited
July 31, 2009

Assets
Investments, at value—see accompanying statement of investments—affiliated companies (cost $34,203,703)	$29,352,274
Cash	21,960
Receivables and other assets:
Dividends	114,428
Investments sold	27,748
Shares of beneficial interest sold	10,104
Due from Manager	4,510
Other	2,927

Total assets	29,533,951

Liabilities
Payables and other liabilities:
Investments purchased	132,975
Legal, auditing and other professional fees	17,130
Shares of beneficial interest redeemed	15,462
Dividends	10,062
Transfer and shareholder servicing agent fees	5,654
Distribution and service plan fees	4,578
Shareholder communications	4,261
Other	300

Total liabilities	190,422

Net Assets	$29,343,529

Composition of Net Assets
Par value of shares of beneficial interest	$4,206
Additional paid-in capital	37,835,471
Accumulated net investment income	157,155
Accumulated net realized loss on investments	(3,801,874)
Net unrealized depreciation on investments	(4,851,429)

Net Assets	$29,343,529

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STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $15,524,036 and 2,224,423 shares of beneficial interest outstanding)	$6.98
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$7.33

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $2,727,909 and 390,921 shares of beneficial interest outstanding)	$6.98

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $8,072,262 and 1,157,411 shares of beneficial interest outstanding)	$6.97

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $2,664,124 and 381,954 shares of beneficial interest outstanding)	$6.97

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $355,198 and 50,930 shares of beneficial interest outstanding)	$6.97
See accompanying Notes to Financial Statements.
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STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended July 31, 2009

Allocation of Income and Expenses from master fund[1]
Net investment income allocated from Oppenheimer Master Loan Fund, LLC:
Interest	$188,593
Dividends	1,318
Expenses[2]	(7,533)

Net investment income from Oppenheimer Master Loan Fund, LLC	182,378

Investment Income
Dividends from affiliated companies	708,052
Interest	61

Total investment income	708,113

Expenses
Management fees	7,879
Distribution and service plan fees:
Class A	16,923
Class B	11,280
Class C	34,579
Class N	6,276
Transfer and shareholder servicing agent fees:
Class A	17,294
Class B	3,713
Class C	9,085
Class N	3,029
Class Y	45
Shareholder communications:
Class A	4,726
Class B	1,364
Class C	2,636
Class N	798
Class Y	144
Legal, auditing and other professional fees	15,023
Trustees’ compensation	3,714
Custodian fees and expenses	296
Other	3,682

Total expenses	142,486
Less waivers and reimbursements of expenses	(20,747)

Net expenses	121,739

Net Investment Income	768,752

1.	The Fund invests in an affiliated mutual fund that expects to be treated as a partnership for tax purposes. See Note 1 of accompanying Notes.

2.	Net of expenses waivers and/or reimbursement of $233.
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STATEMENT OF OPERATIONS Unaudited / Continued

Realized and Unrealized Gain (Loss)
Net realized loss on:
Investments from affiliated companies	$(2,369,222)
Allocated from Oppenheimer Master Loan Fund, LLC	(171,387)

Net realized loss	(2,540,609)
Net change in unrealized appreciation (depreciation) on:
Investments	3,302,012
Allocated from Oppenheimer Master Loan Fund, LLC	1,070,598

Net change in unrealized depreciation	4,372,610

Net Increase in Net Assets Resulting from Operations	$2,600,753

See accompanying Notes to Financial Statements.
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STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	July 31, 2009	January 31,
	(Unaudited)	2009

Operations
Net investment income	$768,752	$551,925
Net realized loss	(2,540,609)	(1,233,666)
Net change in unrealized depreciation	4,372,610	(9,215,249)

Net increase (decrease) in net assets resulting from operations	2,600,753	(9,896,990)

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(433,061)	(261,092)
Class B	(60,226)	(38,190)
Class C	(184,019)	(108,632)
Class N	(72,081)	(27,015)
Class Y	(3,882)	(3,847)

	(753,269)	(438,776)
Tax return of capital distribution from net investment income:
Class A	—	(561,292)
Class B	—	(82,101)
Class C	—	(233,535)
Class N	—	(58,075)
Class Y	—	(8,270)

	—	(943,273)
Distributions from net realized gain:
Class A	—	(377)
Class B	—	(62)
Class C	—	(181)
Class N	—	(68)
Class Y	—	(4)

	—	(692)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(222,181)	18,610,774
Class B	138,868	2,906,329
Class C	650,408	7,427,064
Class N	(31,973)	2,872,216
Class Y	187,281	135,422

	722,403	31,951,805

Net Assets
Total increase	2,569,887	20,672,074
Beginning of period	26,773,642	6,101,568

End of period (including accumulated net investment income of $157,155 and $141,672, respectively)	$29,343,529	$26,773,642

See accompanying Notes to Financial Statements.
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FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	July 31, 2009	Year Ended January 31,
Class A	(Unaudited)	2009	2008[1]

Per Share Operating Data
Net asset value, beginning of period	$6.54	$9.96	$10.00

Income (loss) from investment operations:
Net investment income[2]	.20	.23	.08
Net realized and unrealized gain (loss)	.44	(3.10)	(.03)

Total from investment operations	.64	(2.87)	.05

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.20)	(.18)	(.09)
Tax return of capital distribution from net investment income	—	(.37)	—
Distributions from net realized gain	—	— [3]	—

Total dividends and/or distributions to shareholders	(.20)	(.55)	(.09)

Net asset value, end of period	$6.98	$6.54	$9.96

Total Return, at Net Asset Value[4]	10.00%	(29.91)%	0.47%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$15,524	$14,790	$2,723

Average net assets (in thousands)	$14,345	$12,450	$920

Ratios to average net assets:[5,6]
Net investment income	6.21%	2.79%	6.51%
Total expenses[7]	0.84%	0.75%	13.23%[8]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.70%	0.69%	0.61%

Portfolio turnover rate	19%	29%	0%

1.	For the period from December 19, 2007 (commencement of operations) to January 31, 2008.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Less than $0.005 per share.

4.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master Loan Fund, LLC.

7.	Total expenses including all affiliated fund expenses were as follows:

Six Months Ended July 31, 2009	1.24%
Year Ended January 31, 2009	1.16%
Period Ended January 31, 2008	13.72%

8.	The fiscal 2008 total expenses ratio is higher due to the Fund’s limited operating history at January 31, 2008.
See accompanying Notes to Financial Statements.
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	Six Months
	Ended
	July 31, 2009	Year Ended January 31,
Class B	(Unaudited)	2009	2008[1]

Per Share Operating Data
Net asset value, beginning of period	$6.54	$9.96	$10.00

Income (loss) from investment operations:
Net investment income[2]	.17	.17	.07
Net realized and unrealized gain (loss)	.44	(3.11)	(.03)

Total from investment operations	.61	(2.94)	.04

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.17)	(.15)	(.08)
Tax return of capital distribution from net investment income	—	(.33)	—
Distributions from net realized gain	—	— [3]	—

Total dividends and/or distributions to shareholders	(.17)	(.48)	(.08)

Net asset value, end of period	$6.98	$6.54	$9.96

Total Return, at Net Asset Value[4]	9.60%	(30.44)%	0.37%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,728	$2,427	$652

Average net assets (in thousands)	$2,293	$2,032	$112

Ratios to average net assets:[5,6]
Net investment income	5.42%	2.10%	5.96%
Total expenses[7]	1.73%	1.77%	20.34%[8]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.45%	1.44%	1.36%

Portfolio turnover rate	19%	29%	0%

1.	For the period from December 19, 2007 (commencement of operations) to January 31, 2008.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Less than $0.005 per share.

4.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master Loan Fund, LLC.

7.	Total expenses including all affiliated fund expenses were as follows:

Six Months Ended July 31, 2009	2.13%
Year Ended January 31, 2009	2.18%
Period Ended January 31, 2008	20.83%

8.	The fiscal 2008 total expenses ratio is higher due to the Fund’s limited operating history at January 31, 2008.
See accompanying Notes to Financial Statements.
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FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	July 31, 2009	Year Ended January 31,
Class C	(Unaudited)	2009	2008[1]

Per Share Operating Data
Net asset value, beginning of period	$6.54	$9.95	$10.00

Income (loss) from investment operations:
Net investment income[2]	.17	.17	.05
Net realized and unrealized gain (loss)	.43	(3.10)	(.02)

Total from investment operations	.60	(2.93)	.03

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.17)	(.15)	(.08)
Tax return of capital distribution from net investment income	—	(.33)	—
Distributions from net realized gain	—	— [3]	—

Total dividends and/or distributions to shareholders	(.17)	(.48)	(.08)

Net asset value, end of period	$6.97	$6.54	$9.95

Total Return, at Net Asset Value[4]	9.45%	(30.37)%	0.26%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,073	$6,915	$2,445

Average net assets (in thousands)	$6,980	$5,851	$269

Ratios to average net assets:[5,6]
Net investment income	5.43%	2.03%	4.83%
Total expenses[7]	1.63%	1.65%	21.10%[8]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.45%	1.44%	1.36%

Portfolio turnover rate	19%	29%	0%

1.	For the period from December 19, 2007 (commencement of operations) to January 31, 2008.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Less than $0.005 per share.

4.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master Loan Fund, LLC.

7.	Total expenses including all affiliated fund expenses were as follows:

Six Months Ended July 31, 2009	2.03%
Year Ended January 31, 2009	2.06%
Period Ended January 31, 2008	21.59%

8.	The fiscal 2008 total expenses ratio is higher due to the Fund’s limited operating history at January 31, 2008.
See accompanying Notes to Financial Statements.
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	Six Months
	Ended
	July 31, 2009	Year Ended January 31,
Class N	(Unaudited)	2009	2008[1]

Per Share Operating Data
Net asset value, beginning of period	$6.54	$9.96	$10.00

Income (loss) from investment operations:
Net investment income[2]	.19	.24	.08
Net realized and unrealized gain (loss)	.43	(3.13)	(.04)

Total from investment operations	.62	(2.89)	.04

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.19)	(.17)	(.08)
Tax return of capital distribution from net investment income	—	(.36)	—
Distributions from net realized gain	—	— [3]	—

Total dividends and/or distributions to shareholders	(.19)	(.53)	(.08)

Net asset value, end of period	$6.97	$6.54	$9.96

Total Return, at Net Asset Value[4]	9.71%	(30.06)%	0.44%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,664	$2,485	$181

Average net assets (in thousands)	$2,532	$1,240	$113

Ratios to average net assets:[5,6]
Net investment income	5.86%	3.05%	6.46%
Total expenses[7]	1.10%	1.04%	12.53%[8]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.95%	0.94%	0.86%

Portfolio turnover rate	19%	29%	0%

1.	For the period from December 19, 2007 (commencement of operations) to January 31, 2008.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Less than $0.005 per share.

4.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master Loan Fund, LLC.

7.	Total expenses including all affiliated fund expenses were as follows:

Six Months Ended July 31, 2009	1.50%
Year Ended January 31, 2009	1.45%
Period Ended January 31, 2008	13.02%

8.	The fiscal 2008 total expenses ratio is higher due to the Fund’s limited operating history at January 31, 2008.
See accompanying Notes to Financial Statements.
F11 | OPPENHEIMER PORTFOLIO SERIES
                      FIXED INCOME ACTIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	July 31, 2009	Year Ended January 31,
Class Y	(Unaudited)	2009	2008[1]

Per Share Operating Data
Net asset value, beginning of period	$6.54	$9.96	$10.00

Income (loss) from investment operations:
Net investment income[2]	.20	.23	.09
Net realized and unrealized gain (loss)	.43	(3.09)	(.04)

Total from investment operations	.63	(2.86)	.05

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.20)	(.18)	(.09)
Tax return of capital distribution from net investment income	—	(.38)	—
Distributions from net realized gain	—	— [3]	—

Total dividends and/or distributions to shareholders	(.20)	(.56)	(.09)

Net asset value, end of period	$6.97	$6.54	$9.96

Total Return, at Net Asset Value[4]	9.95%	(29.81)%	0.48%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$355	$157	$101

Average net assets (in thousands)	$127	$187	$101

Ratios to average net assets:[5,6]
Net investment income	6.26%	2.66%	7.13%
Total expenses[7]	0.59%	0.52%	11.36%[8]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.49%	0.52%	0.51%

Portfolio turnover rate	19%	29%	0%

1.	For the period from December 19, 2007 (commencement of operations) to January 31, 2008.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Less than $0.005 per share.

4.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master Loan Fund, LLC.

7.	Total expenses including all affiliated fund expenses were as follows:

Six Months Ended July 31, 2009	0.99%
Year Ended January 31, 2009	0.93%
Period Ended January 31, 2008	11.85%

8.	The fiscal 2008 total expenses ratio is higher due to the Fund’s limited operating history at January 31, 2008.
See accompanying Notes to Financial Statements.
F12 | OPPENHEIMER PORTFOLIO SERIES
                      FIXED INCOME ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Portfolio Series Fixed Income Active Allocation Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek to provide total return. The Fund is a special type of mutual fund known as a “fund of funds” because it invests in other mutual funds. The Fund normally invests in fixed income portfolios of Oppenheimer mutual funds (individually, an “Underlying Fund” and collectively, the “Underlying Funds”). The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund’s net assets attributable to that class by the number of outstanding shares of that class on that day.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical assets or liabilities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing assets and liabilities are not necessarily an indication of the risks associated with investing in those assets or liabilities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
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                      FIXED INCOME ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
     The Fund classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.
     To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations. In the absence of a readily available unadjusted quoted market price, including for assets whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund’s assets are valued but after the close of their respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that Underlying Fund’s assets using consistently applied procedures under the supervision of the Board of Trustees. The methodologies used for valuing assets are not necessarily an indication of the risks associated with investing in those Underlying Funds.
     The Underlying Funds’ investments are classified as Level 1, Level 2 or Level 3 based on the inputs used in determining their value. Investments held by the Underlying Funds are typically classified as Level 1 or Level 2.
     There have been no significant changes to the fair valuation methodologies during the period.
Risks of Investing in the Underlying Funds. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Investment in Oppenheimer master fund. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically
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Oppenheimer Master Loan Fund, LLC (the “master fund”). The master fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in the master fund, the Fund will have greater exposure to the risks of the master fund.
     The investment objective of the master fund is to seek as high a level of current income and preservation of capital as is consistent with investing primarily in loans and other debt securities. The Fund’s investment in the master fund is included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investment in the master fund according to its allocated pro-rata share, based on its relative proportion of total outstanding master fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the master fund. As a shareholder, the Fund is subject to its proportional share of the master fund’s expenses, including its management fee.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended January 31, 2009, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of January 31, 2009, the Fund had available for federal income tax purposes post-October losses of $30,647 and unused capital loss carryforward as follows:

Expiring

2017	$39,921
As of July 31, 2009, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $2,611,177 expiring by 2018. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended July 31, 2009, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate
F15 | OPPENHEIMER PORTFOLIO SERIES
                      FIXED INCOME ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2009 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$38,324,622

Gross unrealized appreciation	$1,082,826
Gross unrealized depreciation	(10,055,174)

Net unrealized depreciation	$(8,972,348)

Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend distributions received from the Underlying Funds are recorded on the ex-dividend date. Upon receipt of notification from an Underlying Fund, and subsequent to the ex-dividend date, some of the dividend income originally
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recorded by the Fund may be reclassified as a tax return of capital by reducing the cost basis of the Underlying Fund and/or increasing the realized gain on sales of investments in the Underlying Fund.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive earnings on cash balances maintained by the Fund, at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended July 31, 2009		Year Ended January 31, 2009
	Shares	Amount	Shares	Amount

Class A
Sold	608,376	$3,908,932	2,797,094	$24,874,399
Dividends and/or distributions reinvested	57,455	374,001	84,692	666,534
Redeemed	(703,063)	(4,505,114)	(893,537)	(6,930,159)

Net increase (decrease)	(37,232)	$(222,181)	1,988,249	$18,610,774

F17 | OPPENHEIMER PORTFOLIO SERIES
                      FIXED INCOME ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Shares of Beneficial Interest Continued

	Six Months Ended July 31, 2009		Year Ended January 31, 2009
	Shares	Amount	Shares	Amount

Class B
Sold	142,157	$917,564	413,202	$3,729,336
Dividends and/or distributions reinvested	7,779	50,728	12,209	94,544
Redeemed	(130,062)	(829,424)	(119,873)	(917,551)

Net increase	19,874	$138,868	305,538	$2,906,329

Class C
Sold	384,507	$2,493,741	1,087,715	$9,666,412
Dividends and/or distributions reinvested	23,757	154,694	35,336	278,395
Redeemed	(308,935)	(1,998,027)	(310,620)	(2,517,743)

Net increase	99,329	$650,408	812,431	$7,427,064

Class N
Sold	236,129	$1,481,091	414,657	$3,292,863
Dividends and/or distributions reinvested	8,488	55,109	9,694	72,613
Redeemed	(242,867)	(1,568,173)	(62,367)	(493,260)

Net increase (decrease)	1,750	$(31,973)	361,984	$2,872,216

Class Y
Sold	42,990	$289,907	14,765	$142,587
Dividends and/or distributions reinvested	566	3,745	789	6,467
Redeemed	(16,619)	(106,371)	(1,661)	(13,632)

Net increase	26,937	$187,281	13,893	$135,422

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended July 31, 2009, were as follows:

	Purchases	Sales

Investment securities	$5,415,686	$5,034,232
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Manager receives an advisory fee equal to 0.50% of the average annual net assets of the Fund, reduced by the amount of advisory fees paid to the Manager by the Underlying Funds with respect to the Fund’s investments in those funds. The weighted indirect management fees collected from the Underlying Funds and the Fund’s investment in IMMF, as a percent of average daily net assets of the Fund for the six months ended July 31, 2009 was 0.44%.
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Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended July 31, 2009, the Fund paid $30,170 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at June 30, 2009 were as follows:

Class B	$33,342
Class C	73,044
Class N	45,928
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                      FIXED INCOME ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by	Retained by
Six Months Ended	Distributor	Distributor	Distributor	Distributor	Distributor

July 31, 2009	$14,663	$95	$8,967	$1,910	$261
Waivers and Reimbursements of Expenses. The Manager has voluntarily agreed to a total expense limitation on the aggregate amount of combined direct (fund-of-funds level) and indirect expense so that “Total expenses” as a percentage of average daily net assets will not exceed the following annual rates: 1.10%, 1.85%, 1.85%, 1.35% and 1.00%, for Class A, Class B, Class C, Class N and Class Y, respectively. The Manager may modify or terminate this undertaking at any time without notice to shareholders. These expense limitations do not include extraordinary expenses and other expenses not incurred in the ordinary course of the Fund’s business. Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse Fund expenses in excess of indirect management fees earned from investments in IMMF and the Underlying Funds. During the six months ended July 31, 2009, the Manager waived $9,597, $3,140, $6,087, $1,807 and $60 for Class A, Class B, Class C, Class N and Class Y shares, respectively.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.
     The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investments in IMMF. During the six months ended July 31, 2009, the Manager waived $56 for management fees.
5. Subsequent Events Evaluation
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through September 17, 2009, the date the financial statements were available to be issued. This evaluation determined that there are no subsequent events that necessitated disclosures and/or adjustments.
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6. Pending Litigation
During 2009, a number of complaints have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor — excluding the Fund. The complaints naming the Defendant Funds also name certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The complaints against the Defendant Funds raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     A complaint has been brought in state court against the Manager, the Distributor and another subsidiary of the Manager (but not against the Fund), on behalf of the Oregon College Savings Plan Trust, and other complaints have been brought in state court against the Manager and that subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. All of these complaints allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other complaints have been filed in 2008 and 2009 in state and federal courts, by investors who made investments through an affiliate of the Manager, against the Manager and certain of its affiliates. Those complaints relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff ”) and allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and intends to defend them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits vigorously on behalf of those Funds, their boards and the Trustees named in those suits. While it is premature to render any opinion as to the likelihood of an outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer Funds.
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PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund and each underlying fund have adopted Portfolio Proxy Voting Policies and Procedures under which the Fund and each underlying fund votes proxies relating to securities (“portfolio proxies”). A description of the Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund and each underlying fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP
(225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
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Financial Statements for Oppenheimer Core Bond Fund for the Six Months Ended June 30, 2009
18 Statement of Investments
36 Statement of Assets and Liabilities
38 Statement of Operations
40 Statements of Changes in Net Assets
41 Financial Highlights
51 Notes to Financial Statements
17 OPPENHEIMER PORTFOLIO SERIES
                  FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

	Principal
	Amount	Value

Asset-Backed Securities—5.3%
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through Certificates, Series 2004-W8, Cl. A2, 0.794%, 5/25/34[1]	$3,925,924	$2,262,631
Argent Securities Trust 2006-W5, Asset-Backed Pass-Through Certificates, Series 2006-W5, Cl. A2B, 0.414%, 5/26/36[1]	850,728	783,624
Bank of America Credit Card Trust, Credit Card Asset-Backed Certificates, Series 2006-A16, Cl. A16, 4.72%, 5/15/13	3,850,000	3,983,899
Centex Home Equity Loan Trust 2006-A, Asset-Backed Certificates, Series 2006-A, Cl. AV2, 0.414%, 5/16/36[1]	818,081	788,988
Chase Funding Trust 2003-2, Mtg. Loan Asset-Backed Certificates, Series 2003-2, Cl. 2A2, 0.874%, 2/25/33[1]	820,462	655,331
Chase Issuance Trust, Credit Card Asset-Backed Certificates, Series 2007-A15, Cl. A, 4.96%, 9/17/12	10,930,000	11,318,692
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts., Series 2003-C4, Cl. C4, 5%, 6/10/15	460,000	395,064
Citigroup Mortgage Loan Trust, Inc. 2006-WFH3, Asset-Backed Pass-Through Certificates, Series 2006-WFH3, Cl. A2, 0.409%, 10/25/36[1]	1,295,428	1,215,838
Countrywide Home Loans, Asset-Backed Certificates:
Series 2002-4, Cl. A1, 1.054%, 2/25/33[1]	48,808	20,936
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36[1]	4,841,469	3,734,548
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36[1]	821,313	599,097
CWABS Asset-Backed Certificates Trust 2006-25, Asset-Backed Certificates, Series 2006-25, Cl. 2A2, 0.434%, 6/25/47[1]	3,020,000	1,448,792
First Franklin Mortgage Loan Trust 2006-FF10, Mtg. Pass-Through Certificates, Series 2006-FF10, Cl. A3, 0.404%, 7/25/36[1]	3,353,261	3,054,647
First Franklin Mortgage Loan Trust 2006-FF9, Mtg. Pass-Through Certificates, Series 2006-FF9, Cl. 2A2, 0.424%, 7/7/36[1]	1,681,889	1,150,543
Ford Credit Auto Owner Trust, Automobile Receivables Nts., Series 2009-B, Cl. A2, 2.10%, 11/15/11	2,880,000	2,882,395
HSBC Home Equity Loan Trust 2005-3, Closed-End Home Equity Loan Asset-Backed Certificates, Series 2005-3, Cl. A1, 0.575%, 1/20/35[1]	1,097,630	730,550
HSBC Home Equity Loan Trust 2006-4, Closed-End Home Equity Loan Asset-Backed Certificates, Series 2006-4, Cl. A2V, 0.425%, 3/20/36[1]	1,120,000	972,999
Lehman XS Trust, Mtg. Pass-Through Certificates:
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35[1]	43,586	43,309
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35	348,784	328,812
Litigation Settlement Monetized Fee Trust, Asset-Backed Certificates, Series 2001-1A, Cl. A1, 8.33%, 4/25/31[2]	565,580	560,286
MBNA Credit Card Master Note Trust, Credit Card Receivables:
Series 2003-C7, Cl. C7, 1.669%, 3/15/16[1]	4,380,000	3,326,177
Series 2005-A6, Cl. A6, 4.50%, 1/15/13	11,020,000	11,331,872
NC Finance Trust, CMO Pass-Through Certificates, Series 1999-I, Cl. ECFD, 2.199%, 1/25/29[1,2]	1,750,658	297,612
Option One Mortgage Loan Trust 2006-2, Asset-Backed Certificates, Series 2006-2, Cl. 2A2, 0.414%, 7/1/36[1]	7,974,523	5,216,520
18 | OPPENHEIMER PORTFOLIO SERIES
                    FIXED INCOME ACTIVE ALLOCATION FUND

	Principal
	Amount	Value

Asset-Backed Securities Continued
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg. Pass-Through Certificates, Series 2005-6, Cl. A3, 5.68%, 1/25/36[1]	$1,263,945	$1,077,360
Structured Asset Investment Loan Trust, Mtg. Pass-Through Certificates, Series 2006-BNC3, Cl. A2, 0.354%, 9/25/36[1]	883,720	849,395
Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust, Home Equity Asset-Backed Certificates, Series 2006-2, Cl. A2, 0.414%, 7/25/36[1]	1,604,917	1,568,645

Total Asset-Backed Securities (Cost $72,643,376)		60,598,562

Mortgage-Backed Obligations—77.3%
Government Agency—64.3%
FHLMC/FNMA/Sponsored—60.3%
Federal Home Loan Mortgage Corp.:
5%, 6/15/33-8/15/33	10,013,736	10,240,244
6%, 5/15/18-3/15/33	7,150,076	7,543,721
6.50%, 4/15/18-4/1/34	4,881,768	5,208,267
7%, 7/15/21-10/1/37	14,430,242	15,673,209
8%, 4/1/16	369,157	395,660
9%, 4/14/17-5/1/25	101,414	111,955
12.50%, 5/15/14	413	485
13.50%, 12/15/10	267	286
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment Conduit Multiclass Certificates:
Series 3279, Cl. PH, 6%, 2/1/27	10,880,000	11,326,701
Series 3306, Cl. PA, 5.5%, 10/1/27	5,010,570	5,184,574
Series R001, Cl. AE, 4.375%, 4/1/15	3,662,094	3,760,372
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment Conduit Multiclass Certificates, Interest-Only Mtg.-Backed Security, Series 3399, Cl. SC, 12.252%, 12/15/37[3]	41,133,102	3,573,204
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment Conduit Multiclass Certificates, Interest-Only Stripped Mtg.-Backed Security, Series 3045, Cl. DI, 44.09%, 10/15/35[3]	46,970,846	3,937,481
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 151, Cl. F, 9%, 5/15/21	23,871	25,838
Series 1590, Cl. IA, 1.425%, 10/15/23[1]	4,068,418	4,090,273
Series 2034, Cl. Z, 6.50%, 2/15/28	31,269	33,648
Series 2043, Cl. ZP, 6.50%, 4/15/28	3,156,994	3,364,288
Series 2046, Cl. G, 6.50%, 4/15/28	2,782,353	2,974,370
Series 2053, Cl. Z, 6.50%, 4/15/28	31,394	33,613
Series 2063, Cl. PG, 6.50%, 6/15/28	2,150,026	2,279,428
Series 2145, Cl. MZ, 6.50%, 4/15/29	757,149	810,070
Series 2148, Cl. ZA, 6%, 4/15/29	1,479,338	1,577,522
Series 2195, Cl. LH, 6.50%, 10/15/29	1,832,494	1,948,078
Series 2326, Cl. ZP, 6.50%, 6/15/31	612,056	653,911
Series 2341, Cl. FP, 1.219%, 7/15/31[1]	1,082,888	1,078,150
Series 2399, Cl. PG, 6%, 1/15/17	930,165	999,015
19 | OPPENHEIMER PORTFOLIO SERIES
                    FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND
STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

FHLMC/FNMA/Sponsored Continued
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through Certificates: Continued
Series 2423, Cl. MC, 7%, 3/15/32	$2,577,950	$2,786,052
Series 2426, Cl. BG, 6%, 3/15/17	5,673,972	6,082,540
Series 2427, Cl. ZM, 6.50%, 3/15/32	3,403,092	3,636,255
Series 2453, Cl. BD, 6%, 5/15/17	876,360	939,302
Series 2461, Cl. PZ, 6.50%, 6/15/32	5,038,414	5,392,106
Series 2463, Cl. F, 1.319%, 6/15/32[1]	5,543,298	5,592,733
Series 2500, Cl. FD, 0.819%, 3/15/32[1]	287,239	283,510
Series 2526, Cl. FE, 0.719%, 6/15/29[1]	427,387	418,899
Series 2551, Cl. FD, 0.719%, 1/15/33[1]	1,017,678	1,006,667
Series 2676, Cl. KY, 5%, 9/15/23	4,548,000	4,633,703
Series 3025, Cl. SJ, 23.579%, 8/15/35[1]	894,526	1,074,506
Series 3094, Cl. HS, 23.212%, 6/15/34[1]	1,353,373	1,589,200
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 176, Cl. IO, 12.87%, 6/1/26[3]	530,343	104,321
Series 183, Cl. IO, 10.357%, 4/1/27[3]	1,725,944	313,056
Series 184, Cl. IO, 17.16%, 12/1/26[3]	907,653	176,510
Series 192, Cl. IO, 10.831%, 2/1/28[3]	217,631	45,532
Series 200, Cl. IO, 10.244%, 1/1/29[3]	266,740	46,863
Series 202, Cl. IO, (1.583)%, 4/1/29[3]	17,600,938	2,828,120
Series 206, Cl. IO, (6.646)%, 12/1/29[3]	271,971	50,854
Series 2130, Cl. SC, 48.885%, 3/15/29[3]	581,767	70,326
Series 2134, Cl. SB, 68.303%, 3/15/29[3]	613,035	75,611
Series 224, Cl. IO, 1.654%, 3/1/33[3]	2,943,242	496,252
Series 2422, Cl. SJ, 90.265%, 1/15/32[3]	2,738,424	355,697
Series 243, Cl. 6, 1.711%, 12/15/32[3]	1,801,898	270,000
Series 2493, Cl. S, 79.952%, 9/15/29[3]	160,163	19,149
Series 2527, Cl. SG, 47.357%, 2/15/32[3]	3,055,184	190,961
Series 2531, Cl. ST, 55.753%, 2/15/30[3]	3,765,674	260,455
Series 2796, Cl. SD, 65.145%, 7/15/26[3]	934,483	108,404
Series 2802, Cl. AS, 99.999%, 4/15/33[3]	2,633,509	205,098
Series 2920, Cl. S, 77.172%, 1/15/35[3]	3,717,090	372,749
Series 3000, Cl. SE, 99.999%, 7/15/25[3]	5,273,224	447,560
Series 3110, Cl. SL, 99.999%, 2/15/26[3]	1,650,509	138,266
Series 3146, Cl. SA, 49.905%, 4/15/36[3]	22,749,344	2,453,059
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed Security:
Series 176, Cl. PO, 4.676%, 6/1/26[4]	221,380	185,731
Series 192, Cl. PO, 8.951%, 2/1/28[4]	212,129	180,064
Federal National Mortgage Assn.:
4.50%, 7/1/24-7/1/39[5]	39,770,000	40,080,265
5%, 7/1/24-7/1/39[5]	66,779,500	68,068,676
5.50%, 12/25/18	9,125	9,645
5.50%, 7/1/24-7/1/39[5]	126,420,000	130,739,968
6%, 5/25/20-10/1/37	12,350,306	12,950,193
6%, 7/1/23-7/1/39[5]	96,333,000	100,942,044
6.50%, 6/25/17-11/25/31	25,405,964	27,194,690
6.50%, 7/1/37[5]	45,112,000	48,051,317

20	|	OPPENHEIMER PORTFOLIO SERIES
FIXED INCOME ACTIVE ALLOCATION FUND

	Principal
	Amount	Value

FHLMC/FNMA/Sponsored Continued
Federal National Mortgage Assn.: Continued
7%, 9/25/14-4/1/34	$10,652,897	$11,562,364
7.50%, 1/1/33-8/25/33	9,382,424	10,237,632
8.50%, 7/1/32	49,097	53,464
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates:
Trust 1992-34, Cl. G, 8%, 3/25/22	12,346	13,154
Trust 1993-104, Cl. ZB, 6.50%, 7/25/23	761,630	811,760
Trust 1993-87, Cl. Z, 6.50%, 6/25/23	585,615	629,842
Trust 1996-35, Cl. Z, 7%, 7/25/26	182,557	197,906
Trust 1998-58, Cl. PC, 6.50%, 10/25/28	1,266,971	1,349,900
Trust 1998-61, Cl. PL, 6%, 11/25/28	1,788,878	1,912,691
Trust 1999-54, Cl. LH, 6.50%, 11/25/29	2,435,890	2,570,352
Trust 1999-60, Cl. PG, 7.50%, 12/25/29	8,074,536	8,775,979
Trust 2001-51, Cl. OD, 6.50%, 10/25/31	2,384,623	2,548,141
Trust 2002-10, Cl. FB, 0.814%, 3/25/17[1]	282,744	279,749
Trust 2002-16, Cl. PG, 6%, 4/25/17	1,654,876	1,770,834
Trust 2002-2, Cl. UC, 6%, 2/25/17	986,408	1,048,125
Trust 2002-56, Cl. FN, 1.314%, 7/25/32[1]	1,458,596	1,469,163
Trust 2003-130, Cl. CS, 13.473%, 12/25/33[1]	6,688,759	7,127,696
Trust 2003-21, Cl. FK, 0.714%, 3/25/33[1]	543,357	538,648
Trust 2003-28, Cl. KG, 5.50%, 4/25/23	1,492,000	1,521,279
Trust 2004-101, Cl. BG, 5%, 1/25/20	2,677,000	2,837,415
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25	2,450,000	2,493,954
Trust 2005-104, Cl. MC, 5.50%, 12/25/25	12,573,000	12,831,828
Trust 2005-109, Cl. AH, 5.50%, 12/25/25	10,000,000	10,201,296
Trust 2005-31, Cl. PB, 5.50%, 4/25/35	2,480,000	2,613,992
Trust 2005-57, Cl. PA, 5.50%, 5/1/27	565,118	576,875
Trust 2005-71, Cl. DB, 4.50%, 8/25/25	1,260,000	1,288,142
Trust 2006-50, Cl. SK, 23.05%, 6/25/36[1]	2,180,948	2,450,999
Trust 2006-57, Cl. PA, 5.50%, 8/25/27	783,459	807,808
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 2001-15, Cl. SA, 75.031%, 3/17/31[3]	953,483	132,740
Trust 2001-61, Cl. SE, 45.869%, 11/18/31[3]	1,389,396	184,881
Trust 2001-65, Cl. S, 53.739%, 11/25/31[3]	3,359,061	363,487
Trust 2001-81, Cl. S, 37.163%, 1/25/32[3]	424,731	48,089
Trust 2002-12, Cl. SB, 67.44%, 7/25/31[3]	678,477	95,872
Trust 2002-2, Cl. SW, 71.878%, 2/25/32[3]	785,494	106,162
Trust 2002-38, Cl. SO, 58.414%, 4/25/32[3]	300,118	29,402
Trust 2002-41, Cl. S, 79.148%, 7/25/32[3]	3,089,014	369,897
Trust 2002-47, Cl. NS, 36.092%, 4/25/32[3]	1,117,372	120,879
Trust 2002-5, Cl. SD, 69.594%, 2/25/32[3]	538,636	68,559
Trust 2002-51, Cl. S, 36.447%, 8/25/32[3]	1,025,962	109,472
Trust 2002-52, Cl. SD, 40.074%, 9/25/32[3]	1,196,037	126,020
Trust 2002-60, Cl. SM, 55.601%, 8/25/32[3]	5,139,213	457,748
Trust 2002-60, Cl. SY, 11.867%, 4/25/32[3]	4,404,005	79,465
Trust 2002-7, Cl. SK, 58.258%, 1/25/32[3]	3,084,707	353,376
Trust 2002-75, Cl. SA, 55.814%, 11/25/32[3]	2,692,573	287,374
Trust 2002-77, Cl. BS, 49.047%, 12/18/32[3]	5,383,122	558,244

21	|	OPPENHEIMER PORTFOLIO SERIES
FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND
STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

FHLMC/FNMA/Sponsored Continued
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security: Continued
Trust 2002-77, Cl. IS, 49.894%, 12/18/32[3]	$511,313	$55,094
Trust 2002-77, Cl. JS, 43.621%, 12/18/32[3]	5,149,956	561,953
Trust 2002-77, Cl. SA, 45.93%, 12/18/32[3]	4,888,335	508,685
Trust 2002-77, Cl. SH, 45.234%, 12/18/32[3]	575,784	69,494
Trust 2002-84, Cl. SA, 58.62%, 12/25/32[3]	677,345	69,440
Trust 2002-89, Cl. S, 77.525%, 1/25/33[3]	4,559,495	506,965
Trust 2002-9, Cl. MS, 37.871%, 3/25/32[3]	35,786	3,992
Trust 2002-90, Cl. SN, 59.285%, 8/25/32[3]	4,676,004	416,666
Trust 2002-90, Cl. SY, 60.406%, 9/25/32[3]	2,153,243	187,095
Trust 2002-96, Cl. SK, 40.56%, 4/25/32[3]	156,761	17,221
Trust 2003-117, Cl. KS, 63.628%, 8/25/33[3]	25,522,363	2,296,469
Trust 2003-14, Cl. OI, 10.502%, 3/25/33[3]	6,997,408	862,704
Trust 2003-26, Cl. IK, 10.62%, 4/25/33[3]	2,629,539	323,123
Trust 2003-33, Cl. SP, 62.297%, 5/25/33[3]	4,296,162	460,052
Trust 2003-4, Cl. S, 50.592%, 2/25/33[3]	1,345,852	142,161
Trust 2003-52, Cl. NS, 65.897%, 6/25/23[3]	21,103,493	2,247,461
Trust 2003-89, Cl. XS, 66.925%, 11/25/32[3]	6,639,405	431,593
Trust 2004-54, Cl. DS, 52.639%, 11/25/30[3]	255,070	32,031
Trust 2005-19, Cl. SA, 74.813%, 3/25/35[3]	13,248,984	1,380,164
Trust 2005-40, Cl. SA, 76.407%, 5/25/35[3]	2,367,876	226,848
Trust 2005-6, Cl. SE, 88.492%, 2/25/35[3]	2,924,244	273,371
Trust 2005-71, Cl. SA, 77.875%, 8/25/25[3]	4,459,749	425,125
Trust 2005-87, Cl. SE, 99.999%, 10/25/35[3]	17,048,917	1,526,207
Trust 2005-87, Cl. SG, 99.999%, 10/25/35[3]	13,406,580	1,406,719
Trust 222, Cl. 2, 16.346%, 6/1/23[3]	1,767,864	244,400
Trust 240, Cl. 2, 20.433%, 9/1/23[3]	2,137,966	293,437
Trust 247, Cl. 2, 20.29%, 10/1/23[3]	148,870	29,277
Trust 252, Cl. 2, 18.793%, 11/1/23[3]	1,578,493	298,325
Trust 254, Cl. 2, 10.325%, 1/1/24[3]	2,770,107	466,659
Trust 2682, Cl. TQ, 99.999%, 10/15/33[3]	4,206,927	523,189
Trust 273, Cl. 2, 14.504%, 8/1/26[3]	404,639	79,382
Trust 2981, Cl. BS, 99.999%, 5/15/35[3]	7,489,029	687,713
Trust 301, Cl. 2, 0.727%, 4/1/29[3]	1,000,517	177,519
Trust 303, Cl. IO, (2.919)%, 11/1/29[3]	127,050	23,877
Trust 319, Cl. 2, 5.476%, 2/1/32[3]	608,065	107,177
Trust 321, Cl. 2, 3.636%, 4/1/32[3]	2,521,168	451,989
Trust 324, Cl. 2, 0.157%, 7/1/32[3]	1,976,270	331,875
Trust 331, Cl. 9, 11.226%, 2/1/33[3]	6,677,064	1,015,966
Trust 334, Cl. 14, 13.954%, 2/1/33[3]	5,900,113	826,072
Trust 334, Cl. 15, 14.824%, 2/1/33[3]	4,159,474	665,782
Trust 334, Cl. 17, 21.965%, 2/1/33[3]	226,112	27,203
Trust 334, Cl. 3, (15.137)%, 7/1/33[3]	2,640,226	323,210
Trust 338, Cl. 2, (4.07)%, 7/1/33[3]	20,566,571	3,262,933
Trust 339, Cl. 12, 3.909%, 7/1/33[3]	6,120,837	877,651
Trust 339, Cl. 7, (7.446)%, 7/1/33[3]	7,483,870	838,025
Trust 339, Cl. 8, (7.298)%, 8/1/33[3]	1,497,621	185,547
Trust 343, Cl. 13, 10.151%, 9/1/33[3]	5,586,275	883,023
Trust 343, Cl. 18, 18.439%, 5/1/34[3]	4,111,778	779,851
Trust 345, Cl. 9, 2.362%, 1/1/34[3]	4,643,297	813,642
Trust 351, Cl. 10, 3.464%, 4/1/34[3]	2,623,285	337,633

22	|	OPPENHEIMER PORTFOLIO SERIES
FIXED INCOME ACTIVE ALLOCATION FUND

	Principal
	Amount	Value

FHLMC/FNMA/Sponsored Continued
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security: Continued
Trust 351, Cl. 11, (0.33)%, 11/1/34[3]	$1,336,945	$172,699
Trust 351, Cl. 8, 2.745%, 4/1/34[3]	4,125,586	560,511
Trust 355, Cl. 6, 19.026%, 12/1/33[3]	3,332,791	441,860
Trust 355, Cl. 7, 16.178%, 11/1/33[3]	2,513,660	345,164
Trust 356, Cl. 10, (2.058)%, 6/1/35[3]	3,565,478	437,839
Trust 356, Cl. 12, (3.812)%, 2/1/35[3]	1,834,799	221,205
Trust 362, Cl. 12, 1.301%, 8/1/35[3]	7,205,367	1,107,570
Trust 362, Cl. 13, (0.642)%, 8/1/35[3]	3,978,375	557,531
Trust 364, Cl. 16, 0.008%, 9/1/35[3]	6,221,691	956,018
Trust 365, Cl. 16, 15.722%, 3/1/36[3]	4,036,962	584,803
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed Security:
Trust 1993-184, Cl. M, 5.915%, 9/25/23[4]	544,261	492,096
Trust 324, Cl. 1, 7.752%, 7/1/32[4]	493,490	445,186

		687,008,399

GNMA/Guaranteed—4.0%
Government National Mortgage Assn.:
4.50%, 7/1/24[5]	41,280,000	41,215,521
4.625%, 8/8/25-7/1/27[1]	18,487	18,936
8.50%, 8/1/17-12/15/17	172,092	186,408
10.50%, 12/29/17-5/29/21	15,327	17,064
11%, 11/8/19	27,414	30,353
12%, 5/29/14	221	249
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 2001-21, Cl. SB, 77.615%, 1/16/27[3]	1,089,875	128,087
Series 2002-15, Cl. SM, 67.693%, 2/16/32[3]	1,256,133	163,771
Series 2002-41, Cl. GS, 62.389%, 6/16/32[3]	901,625	132,639
Series 2002-76, Cl. SY, 71.195%, 12/16/26[3]	581,831	67,329
Series 2002-78, Cl. S, 43.677%, 11/16/32[3]	524,010	64,320
Series 2004-11, Cl. SM, 52.801%, 1/17/30[3]	209,983	25,875
Series 2006-47, Cl. SA, 74.021%, 8/16/36[3]	35,986,538	3,713,336

		45,763,888

Non-Agency—13.0%
Commercial—8.1%
Asset Securitization Corp., Commercial Interest-Only Stripped Mtg.-Backed Security, Series 1997-D4, Cl. PS1, 0.997%, 4/14/29[3]	9,589,382	322,132
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through Certificates:
Series 2006-1, Cl. AM, 5.421%, 9/1/45	20,850,000	10,804,656
Series 2006-5, Cl. A2, 5.317%, 10/10/11	10,952,000	10,082,327
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18, Commercial Mtg. Pass-Through Certificates, Series PW18, Cl. A2, 5.613%, 6/1/50	1,000,000	905,353
Capital Lease Funding Securitization LP, Interest-Only Corporate-Backed Pass-Through Certificates, Series 1997-CTL1, (6.933)%, 6/22/24[3]	3,550,544	95,565

23	|	OPPENHEIMER PORTFOLIO SERIES
FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND
STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Commercial Continued
Citigroup Commercial Mortgage Trust 2008-C7, Commercial Mtg. Pass-Through Certificates, Series 2008-C7, Cl. AM, 6.299%, 12/1/49[1]	$11,680,000	$6,302,217
Deutsche Alt-A Securities Mortgage Loan Trust, Mtg. Pass-Through Certificates, Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36	4,563,068	3,138,302
First Horizon Alternative Mortgage Securities Trust 2004-FA2, Mtg. Pass-Through Certificates, Series 2004-FA2, Cl. 3A1, 6%, 1/25/35	2,989,834	2,441,598
First Horizon Alternative Mortgage Securities Trust 2007-FA2, Mtg. Pass-Through Certificates, Series 2007-FA2, Cl. 1A1, 5.50%, 4/25/37	2,883,191	2,076,565
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations, Series 2004-C3, Cl. A2, 4.433%, 7/10/39	1,223,839	1,221,192
GS Mortgage Securities Corp. II, Commercial Mtg. Obligations, Series 2001-LIBA, Cl. B, 6.733%, 2/10/16	705,000	759,173
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg. Pass-Through Certificates:
Series 2005-LDP2, Cl. AM, 4.78%, 7/1/42	8,810,000	6,011,846
Series 2005-LDP4, Cl. AM, 4.999%, 10/1/42	3,525,000	2,246,109
Series 2007-LD11, Cl. A2, 5.992%, 6/15/49[1]	7,065,000	6,523,969
Series 2007-LD12, Cl. A2, 5.827%, 2/15/51	6,980,000	6,205,963
JPMorgan Commercial Mortgage Finance Corp., Mtg. Pass-Through Certificates, Series 2000-C9, Cl. A2, 7.77%, 10/15/32	3,373,969	3,386,817
LB-UBS Commercial Mortgage Trust 2006-C1, Commercial Mtg. Pass-Through Certificates, Series 2006-C1, Cl. AM, 5.217%, 2/11/31[1]	11,760,000	7,417,373
Lehman Brothers Commercial Conduit Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security, Series 1998-C1, Cl. IO, 0.21%, 2/18/30[3]	3,028,172	75,266
Lehman Structured Securities Corp., Commercial Mtg. Pass-Through Certificates, Series 2002-GE1, Cl. A, 2.514%, 7/1/24	145,653	107,634
Mastr Alternative Loan Trust 2004-6, Mtg. Pass-Through Certificates, Series 2004-6, Cl. 10A1, 6%, 7/25/34	1,739,833	1,333,110
Merrill Lynch Mortgage Trust 2006-C1, Commercial Mtg. Pass-Through Certificates, Series 2006-C1, Cl. A2, 5.795%, 5/1/39[1]	6,100,000	5,920,701
Morgan Stanley Capital I Trust, Commercial Mtg. Pass-Through Certificates, Series 2007-IQ16, Cl. A4, 5.809%, 12/1/49	6,330,000	4,840,999
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through Certificates, Series 1998-D6, Cl. A1B, 6.59%, 3/15/30	150,721	150,903
Salomon Brothers Mortgage Securities VII, Inc., Interest-Only Commercial Mtg. Pass-Through Certificates, Series 1999-C1, Cl. X, (0.549)%, 5/18/32[3]	40,010,377	168,016
Structured Asset Securities Corp., Mtg. Pass-Through Certificates, Series 2002-AL1, Cl. B2, 3.45%, 2/25/32	2,017,460	811,357
Wachovia Bank Commercial Mortgage Trust 2006-C29, Commercial Mtg. Pass-Through Certificates, Series 2006-C29, Cl. A2, 5.275%, 11/15/48	2,146,000	1,993,231
Wells Fargo Mortgage-Backed Securities 2004-V Trust, Mtg. Pass-Through Certificates, Series 2004-V, Cl. 1A1, 3.656%, 10/1/34[1]	8,079,644	6,869,091

		92,211,465

24	|	OPPENHEIMER PORTFOLIO SERIES
FIXED INCOME ACTIVE ALLOCATION FUND

	Principal
	Amount	Value

Manufactured Housing—1.1%
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg. Pass-Through Certificates, Series 2006-AR2, Cl. 2A5, 5.071%, 3/25/36[1]	$19,618,605	$12,815,414
Multifamily—1.6%
Bear Stearns ARM Trust 2005-10, Mtg. Pass-Through Certificates, Series 2005-10, Cl. A3, 4.65%, 10/1/35[1]	2,095,000	1,136,077
Wells Fargo Mortgage-Backed Securities 2004-AA Trust, Mtg. Pass-Through Certificates, Series 2004-AA, Cl. 2A, 4.981%, 12/25/34[1]	3,075,535	2,742,212
Wells Fargo Mortgage-Backed Securities 2004-S Trust, Mtg. Pass-Through Certificates, Series 2004-S, Cl. A1, 3.581%, 9/25/34[1]	2,584,880	2,249,251
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg. Pass-Through Certificates, Series 2006-AR2, Cl. 2A3, 5.071%, 3/1/36[1],[2]	14,110,752	10,124,077
Wells Fargo Mortgage-Backed Securities 2006-AR6 Trust, Mtg. Pass-Through Certificates, Series 2006-AR6, Cl. 3A1, 5.092%, 3/25/36[1]	3,332,777	2,266,043

		18,517,660

Other—0.2%
JPMorgan Mortgage Trust 2005-S2, Mtg. Pass-Through Certificates, Series 2005-S2, Cl. 3A1, 6.732%, 2/25/32[1]	2,681,993	2,107,277
Salomon Brothers Mortgage Securities VI, Inc., Interest-Only Stripped Mtg.-Backed Security, Series 1987-3, Cl. B, 59.023%, 10/23/17[3]	2,898	329
Salomon Brothers Mortgage Securities VI, Inc., Principal-Only Stripped Mtg.-Backed Security, Series 1987-3, Cl. A, 1.059%, 10/23/17[4]	4,289	4,211

		2,111,817

Residential—2.0%
CWALT Alternative Loan Trust 2005-21CB, Mtg. Pass-Through Certificates, Series 2005-21CB, Cl. A7, 5.50%, 6/1/35	6,061,847	4,228,785
JP Morgan Mortgage Trust 2006-A2, Mtg. Pass-Through Certificates, Series 2006-A2, Cl. 5A3, 5.122%, 11/1/33[1]	772,463	656,070
LB-UBS Commercial Mortgage Trust 2007-C7, Commercial Mtg. Pass-Through Certificates, Series 2007-C7, Cl. AM, 6.166%, 9/11/45[1]	8,365,000	4,065,966
Lehman XS Trust, Mtg. Pass-Through Certificates, Series 2005-10, Cl. 2A3B, 5.55%, 1/25/36	1,145,499	845,523
Merrill Lynch Mortgage Investors Trust 2005-A1, Mtg. Asset-Backed Certificates, Series 2005-A1, Cl.2A1, 4.214%, 12/25/34[1]	2,017,791	1,740,108
RALI Series 2003-QS1 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2003-QS1, Cl. A2, 5.75%, 1/25/33	825,850	785,631
RALI Series 2006-QS13 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2006-QS13, Cl. 1A8, 6%, 9/25/36	1,563,144	1,450,806
RALI Series 2006-QS5 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2006-QS5, Cl. 2A2, 6%, 5/1/36	152,821	148,827
WaMu Mortgage Pass-Through Certificates 2003-AR9 Trust, Mtg. Pass-Through Certificates, Series 2003-AR9, Cl. 2A, 4.478%, 9/25/33[1]	3,900,999	3,514,325

25	|	OPPENHEIMER PORTFOLIO SERIES
FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND
STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Residential Continued
Wells Fargo Mortgage-Backed Securities 2004-R Trust, Mtg. Pass-Through Certificates, Series 2004-R, Cl. 2A1, 4.36%, 9/1/34[1]	$1,076,050	$886,214
Wells Fargo Mortgage-Backed Securities 2005-AR16 Trust, Mtg. Pass-Through Certificates, Series 2005-AR16, Cl. 2A1, 4.439%, 10/1/35[1]	5,670,213	4,997,398

		23,319,653

Total Mortgage-Backed Obligations (Cost $916,471,180)		881,748,296

U.S. Government Obligations—4.1%
Federal Home Loan Mortgage Corp. Nts., 2.50%, 4/23/14[6]	10,375,000	10,226,835
Federal National Mortgage Assn. Nts., 2.50%, 5/15/14[6]	8,430,000	8,300,566
U.S. Treasury Bonds:
7.50%, 11/15/16[7]	7,700,000	9,824,723
STRIPS, 3.862%, 2/15/13[8]	1,520,000	1,410,034
U.S. Treasury Nts., 5.125%, 5/15/16	14,830,000	16,638,578

Total U.S. Government Obligations (Cost $48,178,215)		46,400,736

Corporate Bonds and Notes—21.5%
Consumer Discretionary—3.2%
Automobiles—0.9%
Daimler Finance North America LLC, 6.50% Sr. Unsec. Unsub. Nts., 11/15/13	2,345,000	2,386,915
Ford Motor Credit Co. LLC, 9.75% Sr. Unsec. Nts., 9/15/10	7,890,000	7,559,843

		9,946,758

Household Durables—0.4%
Centex Corp., 5.80% Sr. Unsec. Nts., 9/15/09[2]	4,360,000	4,365,450
Media—1.4%
Comcast Cable Communications Holdings, Inc., 9.455% Sr. Unsec. Nts., 11/15/22	1,490,000	1,745,511
Comcast Cable Communications, Inc., 8.875% Unsub. Nts., 5/1/17	2,710,000	3,190,610
News America, Inc., 6.65% Sr. Unsec. Unsub. Nts., 11/15/37	2,210,000	1,991,491
Time Warner Cable, Inc., 7.30% Sr. Nts., 7/1/38	885,000	923,857
Time Warner Cos., Inc., 9.125% Debs., 1/15/13	3,375,000	3,719,598
Time Warner Entertainment Co. LP, 8.375% Sr. Nts., 7/15/33	1,335,000	1,497,089
Viacom, Inc.:
6.25% Sr. Unsec. Nts., 4/30/16	990,000	976,535
6.875% Sr. Unsec. Nts., 4/30/36	2,061,000	1,902,573

		15,947,264

Multiline Retail—0.2%
Target Corp., 7% Bonds, 1/15/38	1,880,000	2,007,628

26	|	OPPENHEIMER PORTFOLIO SERIES
FIXED INCOME ACTIVE ALLOCATION FUND

	Principal
	Amount	Value

Specialty Retail—0.3%
Home Depot, Inc. (The), 5.40% Sr. Nts., 3/1/16	$1,640,000	$1,639,646
Staples, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/1/11	1,836,000	1,942,519

		3,582,165

Consumer Staples—2.1%
Beverages—0.4%
Anheuser-Busch InBev Worldwide, Inc.:
8% Sr. Nts., 11/15/39[9]	885,000	966,463
8.20% Sr. Unsec. Unsub. Nts., 1/15/39[9]	3,315,000	3,698,406

		4,664,869

Food & Staples Retailing—0.3%
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31	1,295,000	1,574,541
Real Time Data Co., 11% Nts., 5/31/09[2,10,11,12]	476,601	—
Safeway, Inc., 6.50% Sr. Unsec. Nts., 3/1/11	1,550,000	1,642,299

		3,216,840

Food Products—1.0%
Bunge Ltd. Finance Corp.:
5.35% Sr. Unsec. Unsub. Nts., 4/15/14	2,621,000	2,553,916
8.50% Sr. Unsec. Nts., 6/15/19	1,955,000	2,047,687
ConAgra Foods, Inc., 7% Nts., 4/15/19	2,175,000	2,388,685
Kraft Foods, Inc., 6.875% Sr. Unsec. Unsub. Nts., 2/1/38	1,820,000	1,928,900
Sara Lee Corp., 6.25% Sr. Unsec. Unsub. Nts., 9/15/11	2,155,000	2,279,100

		11,198,288

Tobacco—0.4%
Altria Group, Inc., 9.70% Sr. Unsec. Nts., 11/10/18	3,770,000	4,328,952
Energy—2.5%
Energy Equipment & Services—0.2%
Pride International, Inc., 8.50% Sr. Nts., 6/15/19	2,650,000	2,630,125
Oil, Gas & Consumable Fuels—2.3%
ConocoPhillips, 6.50% Sr. Unsec. Nts., 2/1/39	940,000	1,002,601
Enterprise Products Operating LP, 7.50% Sr. Unsec. Unsub. Nts., 2/1/11	2,640,000	2,768,175
Kaneb Pipe Line Operating Partnership LP, 5.875% Sr. Unsec. Nts., 6/1/13	4,840,000	4,515,899
Kinder Morgan Energy Partners LP, 9% Sr. Unsec. Nts., 2/1/19	2,105,000	2,398,216
Nexen, Inc., 6.40% Sr. Unsec. Unsub. Bonds, 5/15/37	2,325,000	2,139,900
Noble Energy, Inc., 8.25% Sr. Unsec. Nts., 3/1/19	2,490,000	2,837,813
Petro-Canada, 5.95% Sr. Unsec. Unsub. Bonds, 5/15/35	1,330,000	1,201,158
PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B, 6/1/13[9]	871,557	893,801
Plains All American Pipeline LP, 6.50% Sr. Unsec. Unsub. Nts., 5/1/18	2,830,000	2,868,480

27	|	OPPENHEIMER PORTFOLIO SERIES
FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND
STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Oil, Gas & Consumable Fuels Continued
TEPPCO Partners LP, 6.125% Nts., 2/1/13	$2,185,000	$2,178,980
Valero Logistics Operations LP, 6.05% Nts., 3/15/13	757,000	723,187
Williams Cos., Inc. (The), 8.75% Unsec. Nts., 3/15/32	1,850,000	1,863,827
XTO Energy, Inc., 6.50% Sr. Unsec. Unsub. Nts., 12/15/18	899,000	966,197

		26,358,234

Financials—5.5%
Capital Markets—1.4%
Credit Suisse New York, 6% Unsec. Sub. Nts., 2/15/18	2,830,000	2,829,960
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34	4,312,000	3,484,506
Goldman Sachs Group, Inc. (The), 7.50% Sr. Unsec. Nts., 2/15/19	1,490,000	1,598,202
Lehman Brothers Holdings, Inc., 7.50% Sub. Nts., 5/11/38[2,10,12]	27,540,000	2,754
Morgan Stanley:
5.55% Sr. Unsec. Unsub. Nts., Series F, 4/27/17	1,115,000	1,039,533
7.30% Sr. Unsec. Nts., 5/13/19	6,070,000	6,305,334
Xstrata Finance Canada Ltd., 6.90% Nts., 11/15/37[5,9]	1,187,000	948,125

		16,208,414

Commercial Banks—0.9%
Barclays Bank plc, 6.278% Perpetual Bonds[13]	1,780,000	962,771
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35[1]	5,380,000	2,846,962
PNC Funding Corp., 5.25% Gtd. Unsec. Sub. Nts., 11/15/15	2,765,000	2,633,425
Wachovia Corp., 5.625% Sub. Nts., 10/15/16	1,240,000	1,186,318
Wells Fargo Capital X, 5.95% Unsec. Sub. Bonds, 12/15/36	3,910,000	2,901,611

		10,531,087

Consumer Finance—0.3%
American Express Bank FSB, 5.50% Sr. Unsec. Nts., 4/16/13	2,125,000	2,087,864
American Express Co., 8.125% Sr. Unsec. Nts., 5/20/19	1,321,000	1,373,166

		3,461,030

Diversified Financial Services—2.1%
CIT Group Funding Co. of Canada, 4.65% Sr. Unsec. Nts., 7/1/10	3,189,000	2,710,908
Citigroup, Inc.:
5.50% Unsec. Sub. Nts., 2/15/17	2,850,000	2,325,660
5.625% Unsec. Sub. Nts., 8/27/12	1,910,000	1,789,964
6.125% Sub. Nts., 8/25/36	2,435,000	1,816,284
8.30% Jr. Sub. Bonds, 12/21/57[1]	1,110,000	866,941
JPMorgan Chase & Co.:
5.125% Unsec. Sub. Nts., 9/15/14	2,090,000	2,083,166
7.90% Perpetual Bonds, Series 1[13]	4,460,000	3,913,784

28	|	OPPENHEIMER PORTFOLIO SERIES
FIXED INCOME ACTIVE ALLOCATION FUND

	Principal
	Amount	Value

Diversified Financial Services Continued
Merrill Lynch & Co., Inc., 7.75% Jr. Sub. Bonds, 5/14/38	$8,785,000	$8,173,828

		23,680,535

Insurance—0.8%
American International Group, Inc., 6.25% Jr. Sub. Bonds, 3/15/37	4,356,000	1,143,450
Axa SA, 6.379% Sub. Perpetual Bonds[9,13]	3,034,000	1,946,475
MetLife, Inc., 6.40% Jr. Unsec. Sub. Bonds, 12/15/36[1]	2,145,000	1,537,697
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23[9]	2,435,000	2,334,590
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25[9]	1,880,000	1,711,189

		8,673,401

Health Care—1.2%
Health Care Equipment & Supplies—0.3%
Covidien International Finance SA, 6.55% Sr. Unsec. Unsub. Nts., 10/15/37	2,295,000	2,547,689
Hospira, Inc., 6.40% Sr. Unsec. Unsub. Nts., 5/15/15	440,000	463,960

		3,011,649

Health Care Providers & Services—0.3%
United Health Group, Inc., 6% Sr. Unsec. Nts., 2/15/18	1,110,000	1,067,050
WellPoint, Inc., 5% Sr. Unsec. Unsub. Nts., 1/15/11	2,200,000	2,256,498

		3,323,548
Life Sciences Tools & Services—0.2%
Fisher Scientific International, Inc., 6.125% Sr. Unsec. Sub. Nts., 7/1/15	2,430,000	2,442,135
Pharmaceuticals—0.4%
Genentech, Inc., 5.25% Sr. Unsec. Unsub. Nts., 7/15/35	2,570,000	2,399,226
Schering-Plough Corp., 6% Sr. Unsec. Nts., 9/15/17	2,210,000	2,357,175

		4,756,401

Industrials—2.5%
Aerospace & Defense—0.2%
BAE Systems Holdings, Inc., 6.375% Nts., 6/1/19[9]	2,315,000	2,371,164
Commercial Services & Supplies—0.6%
Browning-Ferris Industries, Inc., 7.40% Sr. Unsec. Debs., 9/15/35	1,935,000	1,815,760
R.R. Donnelley & Sons Co., 5.625% Sr. Unsec. Nts., 1/15/12	4,745,000	4,586,702

		6,402,462

Industrial Conglomerates—0.8%
General Electric Capital Corp.:
5.45% Sr. Unsec. Nts., Series A, 1/15/13	3,800,000	3,904,337
5.875% Unsec. Unsub. Nts., 1/14/38	1,765,000	1,399,326

29	|	OPPENHEIMER PORTFOLIO SERIES
FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND
STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Industrial Conglomerates Continued
Tyco International Ltd./Tyco International Finance SA, 6.875% Sr. Unsec. Unsub. Nts., 1/15/21	$4,727,000	$4,477,882

		9,781,545

Machinery—0.2%
John Deere Capital Corp., 5.75% Sr. Nts., 9/10/18	2,235,000	2,284,552
Road & Rail—0.7%
CSX Corp., 7.375% Sr. Unsec. Nts., 2/1/19	3,570,000	3,883,892
Union Pacific Corp.:
5.75% Sr. Unsec. Unsub. Nts., 11/15/17	1,330,000	1,342,880
6.125% Sr. Unsec. Nts., 2/15/20	2,425,000	2,519,383

		7,746,155

Information Technology—0.5%
Communications Equipment—0.2%
Nokia Corp., 5.375% Sr. Unsec. Nts., 5/15/19	2,365,000	2,397,304
Orion Network Systems, Inc., 12.50% Sr. Unsub. Nts., 1/15/07[2,10,12]	200,000	2

		2,397,306

Semiconductors & Semiconductor Equipment—0.1%
Analog Devices, Inc., 5% Sr. Unsec. Nts., 7/1/14	898,000	900,910
Software—0.2%
Oracle Corp., 6.125% Sr. Unsec. Nts., 7/8/39[5]	2,225,000	2,201,415
Materials—0.7%
Chemicals—0.0%
Morton International, Inc., 12.40% Credit Sensitive Nts., 6/1/20[1]	85,000	89,691
Metals & Mining—0.7%
Vale Overseas Ltd.:
6.25% Nts., 1/23/17	1,810,000	1,833,791
6.875% Bonds, 11/21/36	2,800,000	2,670,083
Xstrata Canada Corp.:
5.375% Sr. Unsec. Unsub. Nts., 6/1/15	2,470,000	2,190,930
6% Sr. Unsec. Unsub. Nts., 10/15/15	1,775,000	1,574,322

		8,269,126

Telecommunication Services—2.1%
Diversified Telecommunication Services—2.1%
AT&T Inc., 6.30% Sr. Unsec. Bonds, 1/15/38	5,060,000	4,900,003
CenturyTel, Inc., 8.375% Sr. Unsec. Nts., Series H, 10/15/10	1,750,000	1,833,689
Deutsche Telekom International Finance BV, 8.50% Unsub. Nts., 6/15/10[1]	2,196,000	2,310,152
Telecom Italia Capital SA, 4.875% Sr. Unsec. Unsub. Nts., 10/1/10	4,520,000	4,567,623
Telefonica Europe BV, 7.75% Unsec. Nts., 9/15/10	2,170,000	2,289,949

30	|	OPPENHEIMER PORTFOLIO SERIES
FIXED INCOME ACTIVE ALLOCATION FUND

	Principal
	Amount	Value

Diversified Telecommunication Services Continued
Telus Corp., 8% Nts., 6/1/11	$3,545,000	$3,806,968
Verizon Communications, Inc., 6.40% Sr. Unsec. Nts., 2/15/38	3,860,000	3,787,204

		23,495,588

Wireless Telecommunication Services—0.0%
Rogers Wireless, Inc., 9.625% Sr. Sec. Nts., 5/1/11	445,000	485,685
Utilities—1.2%
Electric Utilities—0.5%
Duke Energy Carolinas LLC, 6.10% Sr. Unsec. Unsub. Nts., 6/1/37	2,295,000	2,407,134
Exelon Generation Co. LLC, 6.20% Sr. Nts., 10/1/17	1,380,000	1,375,621
Oncor Electric Delivery Co., 5.95% Sec. Bonds, 9/1/13	1,515,000	1,578,336

		5,361,091

Energy Traders—0.1%
Oncor Electric Delivery Co., 6.375% Sr. Sec. Nts., 1/15/15	1,675,000	1,754,124
Gas Utilities—0.1%
Atmos Energy Corp., 8.50% Sr. Unsec. Nts., 3/15/19	1,050,000	1,228,165
Multi-Utilities—0.5%
Pacific Gas & Electric Co., 6.25% Sr. Unsec. Unsub. Nts., 3/1/39	1,550,000	1,660,467
Sempra Energy:
6.50% Sr. Unsec. Nts., 6/1/16	1,325,000	1,384,857
9.80% Sr. Unsec. Nts., 2/15/19	1,995,000	2,420,133

		5,465,457

Total Corporate Bonds and Notes (Cost $269,790,400)		244,569,209

Shares

Common Stocks—0.0%
Chesapeake Energy Corp. (Cost $9)	181	3,589

Units

Rights, Warrants and Certificates—0.0%
Pathmark Stores, Inc. Wts., Strike Price $22.31, Exp. 9/19/10[2,12] (Cost $5,577)	2,028	1

	Shares

Investment Companies—29.1%
JPMorgan U.S. Treasury Plus Money Market Fund, Agency Shares, 0.00%[14,16]	358,345	358,345
Oppenheimer Institutional Money Market Fund, Cl. E, 0.48%[14,15]	331,152,965	331,152,965

Total Investment Companies (Cost $331,511,310)		331,511,310

Total Investments, at Value (excluding Investments Purchased with Cash Collateral from Securities Loaned) (Cost $1,638,600,067)		1,564,831,703

31	|	OPPENHEIMER PORTFOLIO SERIES
FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND
STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Investments Purchased with Cash Collateral from Securities Loaned—1.5%[16]
OFI Liquid Assets Fund, LLC, 1.02%[14,15] (Cost $17,163,100)	17,163,100	$17,163,100
Total Investments, at Value (Cost $1,655,763,167)	138.8%	1,581,994,803
Liabilities in Excess of Other Assets	(38.8)	(442,000,460)

Net Assets	100.0%	$1,139,994,343

Footnotes to Statement of Investments

1.	Represents the current interest rate for a variable or increasing rate security.

2.	Illiquid security. The aggregate value of illiquid securities as of June 30, 2009 was $15,350,182, which represents 1.35% of the Fund’s net assets. See Note 6 of accompanying Notes.

3.	Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $59,355,050 or 5.21% of the Fund’s net assets as of June 30, 2009.

4.	Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $1,307,288 or 0.11% of the Fund’s net assets as of June 30, 2009.

5.	When-issued security or delayed delivery to be delivered and settled after June 30, 2009. See Note 1 of accompanying Notes.

6.	Partial or fully-loaned security. See Note 7 of accompanying Notes.

7.	All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $9,824,723. See Note 5 of accompanying Notes.

8.	Zero coupon bond reflects effective yield on the date of purchase.

9.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $14,870,213 or 1.30% of the Fund’s net assets as of June 30, 2009.

10.	Issue is in default. See Note 1 of accompanying Notes.

11.	Interest or dividend is paid-in-kind, when applicable.

12.	Non-income producing security.

13.	This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

14.	Rate shown is the 7-day yield as of June 30, 2009.

15.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	December 31, 2008	Additions	Reductions	June 30, 2009

OFI Liquid Assets Fund, LLC	408,818	18,794,360	2,040,078	17,163,100
Oppenheimer Institutional Money Market Fund, Cl. E	171,712,453	785,130,168	625,689,656	331,152,965

16.	Interest rate less than 0.0005%.

32	|	OPPENHEIMER PORTFOLIO SERIES
FIXED INCOME ACTIVE ALLOCATION FUND

	Value	Income

OFI Liquid Assets Fund, LLC	$17,163,100	$10,395	[a]
Oppenheimer Institutional Money Market Fund, Cl. E	331,152,965	953,269

	$348,316,065	$963,664

a.	Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.

16.	The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 7 of accompanying Notes.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of June 30, 2009 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Asset-Backed Securities	$—	$60,598,562	$—	$60,598,562
Mortgage-Backed Obligations	—	881,748,296	—	881,748,296
U.S. Government Obligations	—	46,400,736	—	46,400,736
Corporate Bonds and Notes	—	244,569,207	2	244,569,209
Common Stocks	3,589	—	—	3,589
Rights, Warrants and Certificates	—	1	—	1
Investment Companies	331,511,310	—	—	331,511,310
Investments Purchased with Cash Collateral from Securities Loaned	17,163,100	—	—	17,163,100

Total Investments, at Value	348,677,999	1,233,316,802	2	1,581,994,803
Other Financial Instruments:
Swaps	—	2,941,919	—	2,941,919
Futures	160,286	—	—	160,286

Total Assets	$348,838,285	$1,236,258,721	$2	$1,585,097,008

Liabilities Table
Other Financial Instruments:
Swaps	$—	$(4,393,286)	$—	$(4,393,286)
Futures	(227,561)	—	—	(227,561)

Total Liabilities	$(227,561)	$(4,393,286)	$—	$(4,620,847)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.

33	|	OPPENHEIMER PORTFOLIO SERIES
FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND
STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued

Futures Contracts as of June 30, 2009 are as follows:

					Unrealized
		Number of	Expiration		Appreciation
Contract Description	Buy/Sell	Contracts	Date	Value	(Depreciation)

U.S. Treasury Long Bonds	Buy	723	9/21/09	$85,573,828	$1,976,750
U.S. Treasury Nts., 2 yr.	Sell	695	9/30/09	150,272,031	(430,839)
U.S. Treasury Nts., 5 yr.	Sell	255	9/30/09	29,253,281	300,788
U.S. Treasury Nts., 10 yr.	Sell	69	9/21/09	8,022,328	(60,695)

					$1,786,004

Credit Default Swap Contracts as of June 30, 2009 are as follows:

		Buy/Sell	Notional	Receive		Payment
Reference	Swap	Credit	Amount	Fixed	Termination	Received/
Entity	Counterparty	Protection	(000’s)	Rate	Date	(Paid)	Value

CDX North America Investment Grade Index, H Volume,Series 7	Morgan Stanley Capital Services, Inc.	Sell	$17,000	0.75%	12/20/11	$64,344	$(1,182,396)

		Total	17,000			64,344	(1,182,396)
Inco Ltd.:
	Morgan Stanley Capital Services, Inc.	Buy	3,660	0.70	3/20/17	—	71,582
	Morgan Stanley Capital Services, Inc.	Buy	3,670	0.63	3/20/17	—	88,799

		Total	7,330			—	160,381
Merrill Lynch & Co., Inc.:
	Barclays Bank plc	Sell	15,210	4.15	9/20/09	—	77,434
	Credit Suisse International	Sell	7,605	4.15	9/20/09	—	38,717

		Total	22,815			—	116,151
Vale Overseas:
	Morgan Stanley Capital Services, Inc.	Sell	3,660	1.17	3/20/17	—	(174,779)
	Morgan Stanley Capital Services, Inc.	Sell	3,670	1.10	3/20/17	—	(191,895)

		Total	7,330			—	(366,674)

				Grand Total Buys		—	160,381
				Grand Total Sells		64,344	(1,432,919)

			Total Credit Default Swaps			$64,344	$(1,272,538)

34	|	OPPENHEIMER PORTFOLIO SERIES
FIXED INCOME ACTIVE ALLOCATION FUND

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

	Total Maximum
Type of Reference	Potential Payments
Asset on which	for Selling Credit		Reference
the Fund Sold	Protection	Amount	Asset Rating
Protection	(Undiscounted)	Recoverable*	Range**

Investment Grade
Corporate Debt Indexes	$17,000,000	$—	BBB-
Investment Grade
Single Name Corporate Debt	30,145,000	—	A to BBB+

Total	$47,145,000	$—

*	The Fund has no amounts recoverable from related purchased protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

**	The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor’s rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.
Interest Rate Swap Contracts as of June 30, 2009 are as follows:

		Notional
Interest Rate/		Amount	Paid by	Received by	Termination
Swap Counterparty		(000’s)	the Fund	the Fund	Date	Value

USD BBA LIBOR:
Credit Suisse International		$76,200	Three-Month USD BBA LIBOR	2.815%	12/4/16	$(2,844,216)
Deutsche Bank AG		16,700	Three-Month USD BBA LIBOR	5.445	8/8/17	2,665,387

	Total	92,900		Total Interest Rate Swaps		$(178,829)

     Abbreviation is as follows:
BBA LIBOR           British Bankers’ Association London-Interbank Offered Rate
Swap Summary as of June 30, 2009 is as follows:
The following table aggregates, as of period, the amount receivable from/(payable to) each counterparty with whom the Fund has entered into a swap agreement. Swaps are individually disclosed in the preceding tables.

		Notional
	Swap Type from	Amount
Swap Counterparty	Fund Perspective	(000’s)	Value

Barclays Bank plc	Credit Default Sell Protection	$15,210	$77,434
Credit Suisse International:	Credit Default Sell Protection	7,605	38,717
	Interest Rate	76,200	(2,844,216)

			(2,805,499)
Deutsche Bank AG	Interest Rate	16,700	2,665,387
Morgan Stanley Capital Services, Inc.:	Credit Default Buy Protection	7,330	160,381
	Credit Default Sell Protection	24,330	(1,549,070)

			(1,388,689)

		Total Swaps	$(1,451,367)

See accompanying Notes to Financial Statements.

35	|	OPPENHEIMER PORTFOLIO SERIES
FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND
STATEMENT OF ASSETS AND LIABILITIES Unaudited
June 30, 2009

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $1,307,447,102)	$1,233,678,738
Affiliated companies (cost $348,316,065)	348,316,065

1,581,994,803
Cash	105,000
Swaps, at value	2,941,919
Receivables and other assets:
Investments sold (including $35,600,413 sold on a when-issued or delayed delivery basis)	36,618,603
Interest and dividends	8,486,742
Terminated investment contracts	495,658
Shares of beneficial interest sold	308,800
Futures margins	160,286
Other	52,812

Total assets	1,631,164,623

Liabilities
Return of collateral for securities loaned	17,163,100
Swaps, at value (upfront payments received $64,344)	4,393,286
Payables and other liabilities:
Investments purchased (including $463,331,876 purchased on a when-issued or delayed delivery basis)	466,682,428
Shares of beneficial interest redeemed	1,591,290
Dividends	484,035
Distribution and service plan fees	320,365
Futures margins	227,561
Transfer and shareholder servicing agent fees	202,953
Shareholder communications	61,537
Trustees’ compensation	13,507
Other	30,218

Total liabilities	491,170,280

Net Assets	$1,139,994,343

Composition of Net Assets
Par value of shares of beneficial interest	$200,652
Additional paid-in capital	1,835,667,738
Accumulated net investment loss	(8,977,877)
Accumulated net realized loss on investments	(613,526,787)
Net unrealized depreciation on investments	(73,369,383)

Net Assets	$1,139,994,343

36 | OPPENHEIMER PORTFOLIO SERIES
                    FIXED INCOME ACTIVE ALLOCATION FUND

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $359,976,991 and 63,321,284 shares of beneficial interest outstanding)	$5.68
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$5.96

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $31,848,829 and 5,604,573 shares of beneficial interest outstanding)	$5.68

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $91,743,319 and 16,121,924 shares of beneficial interest outstanding)	$5.69

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $41,114,496 and 7,235,090 shares of beneficial interest outstanding)	$5.68

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $615,310,708 and 108,368,991 shares of beneficial interest outstanding)	$5.68
See accompanying Notes to Financial Statements.
37 | OPPENHEIMER PORTFOLIO SERIES
                    FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND
STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended June 30, 2009

Investment Income
Interest (net of foreign withholding taxes of $1,386)	$44,400,262
Fee income	8,081,510
Dividends:
Unaffiliated companies	25,985
Affiliated companies	953,269
Income from investment of securities lending cash collateral, net from affiliated companies	10,395

Total investment income	53,471,421

Expenses
Management fees	2,876,396
Distribution and service plan fees:
Class A	462,225
Class B	169,347
Class C	466,925
Class N	110,376
Transfer and shareholder servicing agent fees:
Class A	684,013
Class B	134,025
Class C	186,456
Class N	125,218
Class Y	383,348
Shareholder communications:
Class A	25,443
Class B	7,233
Class C	6,777
Class N	1,427
Class Y	109,537
Trustees’ compensation	24,724
Custodian fees and expenses	6,483
Other	181,519

Total expenses	5,961,472
Less waivers and reimbursements of expenses	(1,257,640)

Net expenses	4,703,832

Net Investment Income	48,767,589
38 | OPPENHEIMER PORTFOLIO SERIES
                    FIXED INCOME ACTIVE ALLOCATION FUND

Realized and Unrealized Gain (Loss)
Net realized loss on:
Investments from unaffiliated companies	$(396,946,723)
Closing and expiration of futures contracts	(10,860,997)
Swap contracts	(69,182,497)

Net realized loss	(476,990,217)
Net change in unrealized appreciation (depreciation) on:
Investments	369,895,579
Futures contracts	(12,445,004)
Swap contracts	2,285,933

Net change in unrealized depreciation	359,736,508

Net Decrease in Net Assets Resulting from Operations	$(68,486,120)

See accompanying Notes to Financial Statements.
39 | OPPENHEIMER PORTFOLIO SERIES
                    FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	June 30, 2009	December 31,
	(Unaudited)	2008

Operations
Net investment income	$48,767,589	$135,436,442
Net realized loss	(476,990,217)	(549,491,743)
Net change in unrealized depreciation	359,736,508	(438,621,133)

Net decrease in net assets resulting from operations	(68,486,120)	(852,676,434)

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(14,969,198)	—
Class B	(1,214,117)	—
Class C	(3,334,953)	—
Class N	(1,714,988)	—
Class Y	(27,532,702)	—

	(48,765,958)	—

Tax return of capital distribution from net investment income:
Class A	—	(48,739,916)
Class B	—	(4,132,899)
Class C	—	(9,323,533)
Class N	—	(5,016,188)
Class Y	—	(68,196,336)

	—	(135,408,872)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(70,526,134)	(154,698,760)
Class B	(7,611,958)	(24,910,772)
Class C	(8,786,010)	(10,474,874)
Class N	(8,707,085)	7,600,883
Class Y	(121,656,774)	488,230,231

	(217,287,961)	305,746,708

Net Assets
Total decrease	(334,540,039)	(682,338,598)
Beginning of period	1,474,534,382	2,156,872,980

End of period (including accumulated net investment loss of $8,977,877 and $8,979,508, respectively)	$1,139,994,343	$1,474,534,382

See accompanying Notes to Financial Statements.
40 | OPPENHEIMER PORTFOLIO SERIES
                    FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND
FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	June 30, 2009	Year Ended December 31,
Class A	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$6.12	$10.18	$10.23	$10.24	$10.44	$10.38

Income (loss) from investment operations:
Net investment income[1]	.22	.56	.50	.47	.42	.38
Net realized and unrealized gain (loss)	(.44)	(4.06)	(.05)	.01	(.18)	.12

Total from investment operations	(.22)	(3.50)	.45	.48	.24	.50

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.22)	—	(.39)	(.49)	(.44)	(.44)
Tax return of capital distribution	—	(.56)	(.11)	—	—	—

Total dividends and/or distributions to shareholders	(.22)	(.56)	(.50)	(.49)	(.44)	(.44)

Net asset value, end of period	$5.68	$6.12	$10.18	$10.23	$10.24	$10.44

Total Return, at Net Asset Value[2]	(3.48)%	(35.83)%	4.49%	4.84%	2.35%	4.90%
41 | OPPENHEIMER PORTFOLIO SERIES
                    FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND
FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	June 30, 2009	Year Ended December 31,
Class A Continued	(Unaudited)	2008	2007	2006	2005	2004

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$359,977	$465,375	$954,825	$670,012	$488,889	$344,205

Average net assets (in thousands)	$380,692	$786,186	$779,234	$566,159	$423,182	$353,046

Ratios to average net assets:[3]
Net investment income	7.93%	6.20%	4.89%	4.66%	4.12%	3.63%
Total expenses	1.13%[4]	0.92%[4]	0.88%[4]	0.96%[4]	1.06%	1.10%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.83%	0.90%	0.87%	0.90%	0.90%	0.93%

Portfolio turnover rate[5]	63%	52%	89%	107%	98%	94%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2009	1.15%
Year Ended December 31, 2008	0.92%
Year Ended December 31, 2007	0.89%
Year Ended December 31, 2006	0.96%

5.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended June 30, 2009	$3,258,937,570	$3,424,114,829
Year Ended December 31, 2008	$5,977,684,487	$5,630,250,536
Year Ended December 31, 2007	$2,990,658,315	$2,928,450,309
Year Ended December 31, 2006	$2,924,444,249	$2,991,206,014
Year Ended December 31, 2005	$3,609,072,810	$3,584,424,906
Year Ended December 31, 2004	$3,447,306,025	$3,473,854,068
See accompanying Notes to Financial Statements.
42 | OPPENHEIMER PORTFOLIO SERIES
                    FIXED INCOME ACTIVE ALLOCATION FUND

	Six Months
	Ended
	June 30, 2009	Year Ended December 31,
Class B	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$6.12	$10.17	$10.23	$10.23	$10.44	$10.37

Income (loss) from investment operations:
Net investment income[1]	.20	.49	.42	.40	.35	.30
Net realized and unrealized gain (loss)	(.44)	(4.04)	(.06)	.01	(.20)	.13

Total from investment operations	(.24)	(3.55)	.36	.41	.15	.43

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.20)	—	(.31)	(.41)	(.36)	(.36)
Tax return of capital distribution	—	(.50)	(.11)	—	—	—

Total dividends and/or distributions to shareholders	(.20)	(.50)	(.42)	(.41)	(.36)	(.36)

Net asset value, end of period	$5.68	$6.12	$10.17	$10.23	$10.23	$10.44

Total Return, at Net Asset Value[2]	(3.84)%	(36.24)%	3.60%	4.17%	1.50%	4.21%
43 | OPPENHEIMER PORTFOLIO SERIES
                    FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND
FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	June 30, 2009	Year Ended December 31,
Class B Continued	(Unaudited)	2008	2007	2006	2005	2004

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$31,849	$42,617	$99,282	$116,230	$125,069	$148,445

Average net assets (in thousands)	$34,090	$76,116	$106,727	$118,240	$135,296	$167,685

Ratios to average net assets:[3]
Net investment income	7.18%	5.43%	4.13%	3.92%	3.37%	2.86%
Total expenses	2.34%[4]	1.87%[4]	1.79%[4]	1.86%[4]	1.91%	1.91%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.58%	1.65%	1.64%	1.65%	1.65%	1.69%

Portfolio turnover rate[5]	63%	52%	89%	107%	98%	94%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2009	2.36%
Year Ended December 31, 2008	1.87%
Year Ended December 31, 2007	1.80%
Year Ended December 31, 2006	1.86%

5.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended June 30, 2009	$3,258,937,570	$3,424,114,829
Year Ended December 31, 2008	$5,977,684,487	$5,630,250,536
Year Ended December 31, 2007	$2,990,658,315	$2,928,450,309
Year Ended December 31, 2006	$2,924,444,249	$2,991,206,014
Year Ended December 31, 2005	$3,609,072,810	$3,584,424,906
Year Ended December 31, 2004	$3,447,306,025	$3,473,854,068
See accompanying Notes to Financial Statements.
44 | OPPENHEIMER PORTFOLIO SERIES
                    FIXED INCOME ACTIVE ALLOCATION FUND

	Six Months
	Ended
	June 30, 2009	Year Ended December 31,
Class C	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$6.13	$10.18	$10.24	$10.24	$10.45	$10.39

Income (loss) from investment operations:
Net investment income[1]	.20	.50	.42	.40	.35	.30
Net realized and unrealized gain (loss)	(.44)	(4.05)	(.06)	.01	(.20)	.12

Total from investment operations	(.24)	(3.55)	.36	.41	.15	.42

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.20)	—	(.31)	(.41)	(.36)	(.36)
Tax return of capital distribution	—	(.50)	(.11)	—	—	—

Total dividends and/or distributions to shareholders	(.20)	(.50)	(.42)	(.41)	(.36)	(.36)

Net asset value, end of period	$5.69	$6.13	$10.18	$10.24	$10.24	$10.45

Total Return, at Net Asset Value[2]	(3.82)%	(36.20)%	3.60%	4.16%	1.49%	4.12%
45 | OPPENHEIMER PORTFOLIO SERIES
                    FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND
FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	June 30, 2009	Year Ended December 31,
Class C Continued	(Unaudited)	2008	2007	2006	2005	2004

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$91,743	$108,673	$194,071	$149,440	$109,207	$84,696

Average net assets (in thousands)	$93,848	$169,737	$172,144	$126,593	$94,742	$86,020

Ratios to average net assets:[3]
Net investment income	7.17%	5.49%	4.12%	3.92%	3.37%	2.87%
Total expenses	1.93%[4]	1.68%[4]	1.66%[4]	1.76%[4]	1.86%	1.87%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.58%	1.65%	1.64%	1.65%	1.65%	1.68%

Portfolio turnover rate[5]	63%	52%	89%	107%	98%	94%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2009	1.95%
Year Ended December 31, 2008	1.68%
Year Ended December 31, 2007	1.67%
Year Ended December 31, 2006	1.76%

5.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended June 30, 2009	$3,258,937,570	$3,424,114,829
Year Ended December 31, 2008	$5,977,684,487	$5,630,250,536
Year Ended December 31, 2007	$2,990,658,315	$2,928,450,309
Year Ended December 31, 2006	$2,924,444,249	$2,991,206,014
Year Ended December 31, 2005	$3,609,072,810	$3,584,424,906
Year Ended December 31, 2004	$3,447,306,025	$3,473,854,068
See accompanying Notes to Financial Statements.
46 | OPPENHEIMER PORTFOLIO SERIES
                    FIXED INCOME ACTIVE ALLOCATION FUND

	Six Months
	Ended
	June 30, 2009	Year Ended December 31,
Class N	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$6.12	$10.17	$10.23	$10.23	$10.44	$10.37

Income (loss) from investment operations:
Net investment income[1]	.21	.54	.47	.45	.40	.35
Net realized and unrealized gain (loss)	(.44)	(4.05)	(.06)	.01	(.19)	.13

Total from investment operations	(.23)	(3.51)	.41	.46	.21	.48

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.21)	—	(.36)	(.46)	(.42)	(.41)
Tax return of capital distribution	—	(.54)	(.11)	—	—	—

Total dividends and/or distributions to shareholders	(.21)	(.54)	(.47)	(.46)	(.42)	(.41)

Net asset value, end of period	$5.68	$6.12	$10.17	$10.23	$10.23	$10.44

Total Return, at Net Asset Value[2]	(3.60)%	(35.92)%	4.11%	4.68%	1.99%	4.71%
47 | OPPENHEIMER PORTFOLIO SERIES
                    FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND
FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	June 30, 2009	Year Ended December 31,
Class N Continued	(Unaudited)	2008	2007	2006	2005	2004

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$41,114	$54,092	$84,017	$58,232	$35,836	$25,580

Average net assets (in thousands)	$44,909	$83,422	$70,555	$46,672	$30,274	$21,411

Ratios to average net assets:[3]
Net investment income	7.70%	6.01%	4.62%	4.42%	3.87%	3.38%
Total expenses	1.57%[4]	1.28%[4]	1.26%[4]	1.35%[4]	1.47%	1.51%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.08%	1.15%	1.14%	1.15%	1.15%	1.20%

Portfolio turnover rate[5]	63%	52%	89%	107%	98%	94%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2009	1.59%
Year Ended December 31, 2008	1.28%
Year Ended December 31, 2007	1.27%
Year Ended December 31, 2006	1.35%

5.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended June 30, 2009	$3,258,937,570	$3,424,114,829
Year Ended December 31, 2008	$5,977,684,487	$5,630,250,536
Year Ended December 31, 2007	$2,990,658,315	$2,928,450,309
Year Ended December 31, 2006	$2,924,444,249	$2,991,206,014
Year Ended December 31, 2005	$3,609,072,810	$3,584,424,906
Year Ended December 31, 2004	$3,447,306,025	$3,473,854,068
See accompanying Notes to Financial Statements.
48 | OPPENHEIMER PORTFOLIO SERIES
                    FIXED INCOME ACTIVE ALLOCATION FUND

	Six Months
	Ended
	June 30, 2009	Year Ended December 31,
Class Y	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$6.12	$10.16	$10.22	$10.22	$10.43	$10.36

Income (loss) from investment operations:
Net investment income[1]	.23	.60	.53	.51	.45	.41
Net realized and unrealized gain (loss)	(.45)	(4.04)	(.05)	.01	(.19)	.13

Total from investment operations	(.22)	(3.44)	.48	.52	.26	.54

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.22)	—	(.43)	(.52)	(.47)	(.47)
Tax return of capital distribution	—	(.60)	(.11)	—	—	—

Total dividends and/or distributions to shareholders	(.22)	(.60)	(.54)	(.52)	(.47)	(.47)

Net asset value, end of period	$5.68	$6.12	$10.16	$10.22	$10.22	$10.43

Total Return, at Net Asset Value[2]	(3.35)%	(35.45)%	4.80%	5.29%	2.50%	5.30%
49 | OPPENHEIMER PORTFOLIO SERIES
                    FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND
FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	June 30, 2009	Year Ended December 31,
Class Y Continued	(Unaudited)	2008	2007	2006	2005	2004

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$615,311	$803,777	$824,678	$435,311	$171,323	$38,190

Average net assets (in thousands)	$673,301	$1,006,642	$617,403	$309,558	$91,172	$45,333

Ratios to average net assets:[3]
Net investment income	8.25%	6.78%	5.28%	5.03%	4.39%	3.92%
Total expenses	0.66%[4]	0.51%[4]	0.48%[4]	0.55%[4]	0.76%	0.64%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.57%	0.51%	0.47%	0.55%	0.65%	0.64%

Portfolio turnover rate[5]	63%	52%	89%	107%	98%	94%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2009	0.68%
Year Ended December 31, 2008	0.51%
Year Ended December 31, 2007	0.49%
Year Ended December 31, 2006	0.55%

5.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended June 30, 2009	$3,258,937,570	$3,424,114,829
Year Ended December 31, 2008	$5,977,684,487	$5,630,250,536
Year Ended December 31, 2007	$2,990,658,315	$2,928,450,309
Year Ended December 31, 2006	$2,924,444,249	$2,991,206,014
Year Ended December 31, 2005	$3,609,072,810	$3,584,424,906
Year Ended December 31, 2004	$3,447,306,025	$3,473,854,068
See accompanying Notes to Financial Statements.
50 | OPPENHEIMER PORTFOLIO SERIES
                    FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND
NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Core Bond Fund (the “Fund”), is a separate fund of Oppenheimer Integrity Funds, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek total return. It invests primarily in investment-grade bonds and U.S. government securities. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated
51 | OPPENHEIMER PORTFOLIO SERIES
                    FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND
NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable inputs.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     Fair valued securities may be classified as “Level 3” if the Manager’s own assumptions about the inputs that market participants would use in valuing such securities are significant to the fair value.
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                    FIXED INCOME ACTIVE ALLOCATION FUND

     There have been no significant changes to the fair valuation methodologies during the period.
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of June 30, 2009, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery
Basis Transactions

Purchased securities	$463,331,876
Sold securities	35,600,413
The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.
     Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.
53 | OPPENHEIMER PORTFOLIO SERIES
                    FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND
NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
     Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk. To assure its future payment of the purchase price, the Fund maintains internally designated assets with a market value equal to or greater than the payment obligation under the roll.
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2009, securities with an aggregate market value of $2,756, representing less than 0.005% of the Fund’s net assets, were in default.
Concentration of Risks. The Fund from time to time may have elements of concentration risk due to the value of certain securities held compared to the overall net investments value of the Fund. Such concentrations may subject the Fund to additional risks.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end
54 | OPPENHEIMER PORTFOLIO SERIES
                    FIXED INCOME ACTIVE ALLOCATION FUND

management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Investment in OFI Liquid Assets Fund, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund’s Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC (“LAF”) is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. When applicable, the Fund’s investment in LAF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of LAF’s expenses, including its management fee of 0.08%.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended December 31, 2008, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of December 31, 2008, the Fund had available for federal income tax purposes straddle losses of $127,263 and unused capital loss carryforwards as follows:

Expiring

2010	$2,007,359
2013	6,003,757
2014	5,185,579
2015	2,067,456
2016	113,077,964

Total	$128,342,115

55 | OPPENHEIMER PORTFOLIO SERIES
                    FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND
NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
As of June 30, 2009, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $605,459,595 expiring by 2018. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2009, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2009 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$1,659,301,723
Federal tax cost of other investments	(103,824,161)

Total federal tax cost	$1,555,477,562

Gross unrealized appreciation	$36,340,074
Gross unrealized depreciation	(113,248,013)

Net unrealized depreciation	$(76,907,939)

Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
56 | OPPENHEIMER PORTFOLIO SERIES
                    FIXED INCOME ACTIVE ALLOCATION FUND

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
57 | OPPENHEIMER PORTFOLIO SERIES
                    FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND
NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended June 30, 2009		Year Ended December 31, 2008
	Shares	Amount	Shares	Amount

Class A
Sold	9,308,142	$52,205,682	29,906,907	$270,918,926
Dividends and/or distributions reinvested	2,145,336	11,871,022	4,575,216	39,891,036
Redeemed	(24,122,780)	(134,602,838)	(52,314,050)	(465,508,722)

Net decrease	(12,669,302)	$(70,526,134)	(17,831,927)	$(154,698,760)

Class B
Sold	845,692	$4,717,852	2,467,816	$22,640,320
Dividends and/or distributions reinvested	196,351	1,086,126	421,920	3,670,527
Redeemed	(2,398,234)	(13,415,936)	(5,687,742)	(51,221,619)

Net decrease	(1,356,191)	$(7,611,958)	(2,798,006)	$(24,910,772)

Class C
Sold	3,640,561	$20,226,517	6,664,445	$58,898,201
Dividends and/or distributions reinvested	483,439	2,677,118	855,969	7,379,319
Redeemed	(5,733,780)	(31,689,645)	(8,845,862)	(76,752,394)

Net decrease	(1,609,780)	$(8,786,010)	(1,325,448)	$(10,474,874)

Class N
Sold	1,313,088	$7,385,164	4,420,884	$40,331,503
Dividends and/or distributions reinvested	222,784	1,231,672	417,199	3,582,842
Redeemed	(3,137,103)	(17,323,921)	(4,260,459)	(36,313,462)

Net increase (decrease)	(1,601,231)	$(8,707,085)	577,624	$7,600,883

Class Y
Sold	26,441,042	$149,326,359	82,125,659	$745,212,714
Dividends and/or distributions reinvested	4,809,474	26,599,508	7,987,038	67,463,930
Redeemed	(54,282,327)	(297,582,641)	(39,854,240)	(324,446,413)

Net increase (decrease)	(23,031,811)	$(121,656,774)	50,258,457	$488,230,231

The Fund may participate in the ReFlow, LLC (“ReFlow”) liquidity program which is designed to provide an alternative source of funding to meet shareholder redemptions. ReFlow provides liquidity by being prepared to purchase Fund shares at the closing net asset value equal to the amount of the net redemptions on any given day. On subsequent days, when the Fund experiences net subscriptions, ReFlow redeems its holdings at the net asset value on that day, subject to maximum holding period restrictions set by ReFlow. The Fund will
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                    FIXED INCOME ACTIVE ALLOCATION FUND

waive its transaction fees with respect to redemptions by ReFlow. When participating in the ReFlow program, the Fund pays ReFlow a fee equal to the value of shares purchased for the period held times a rate determined by a daily auction with other participating mutual funds in the ReFlow program. ReFlow is prohibited from acquiring more than 3% of the outstanding shares of the Fund and there is no assurance that ReFlow will have sufficient funds available to meet the Fund’s liquidity needs on a particular day. Fees incurred by the Fund during the period, if any, under the ReFlow liquidity program are included in “Other Expenses” per the Statement of Operations and fees payable by the Fund to ReFlow at period end, if any, are included in “Other Liabilities” per the Statement of Assets and Liabilities. As of June 30, 2009, ReFlow did not hold any shares of the Fund.
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF and LAF, for the six months ended June 30, 2009, were as follows:

	Purchases	Sales

Investment securities	$389,862,227	$637,744,886
U.S. government and government agency obligations	68,798,485	21,246,066
To Be Announced (TBA) mortgage-related securities	3,258,937,570	3,424,114,829
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $1 billion	0.50%
Over $1 billion	0.35
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2009, the Fund paid $1,403,905 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
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                    FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND
NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor’s aggregate uncompensated expenses under the Plans at June 30, 2009 were as follows:

Class B	$1,708,223
Class C	3,376,439
Class N	1,553,474
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by	Retained by
Six Months Ended	Distributor	Distributor	Distributor	Distributor	Distributor

June 30, 2009	$117,089	$24,260	$67,196	$10,473	$432
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Waivers and Reimbursements of Expenses. The Manager has voluntarily undertaken to limit the “Total Expenses” for all classes of shares so that “Total expenses after waivers, payments and/or reimbursements and reduction to custodian expenses” as percentages of daily net assets, will not exceed the following annual rates: 0.90% for the Class A shares; 1.65% for the Class B and Class C shares, respectively; 1.15% for the Class N shares and 0.65% for the Class Y shares. During the six months ended June 30, 2009, the Manager reimbursed the Fund $460,197, $49,493, $121,507, $56,237 and $231,132 for Class A, Class B, Class C, Class N and Class Y shares, respectively. This voluntary waiver and/or reimbursement may be withdrawn at any time.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.
During the six months ended June 30, 2009, OFS waived transfer and shareholder servicing agent fees as follows:

Class A	$60,320
Class B	75,854
Class C	29,575
Class N	48,063
The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended June 30, 2009, the Manager waived $125,262 for IMMF management fees.
5. Risk Exposures and the Use of Derivative Instruments
The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.
Market Risk Factors. In pursuit of its investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk factors:
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already
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                    FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND
NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5.	Risk Exposures and the Use of Derivative Instruments Continued

issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
     Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
     Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.
Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be credit-worthy at the time of the transaction. As of June 30, 2009, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed
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to perform would be $2,941,919, which represents the gross unrealized appreciation on these derivative contracts. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to net unrealized appreciation and depreciation for positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty. The amount of loss that the Fund would incur taking into account these master netting arrangements would be $2,742,821 as of June 30, 2009.
Credit Related Contingent Features. The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s ISDA master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.
     As of June 30, 2009, the total value of derivative positions with credit related contingent features in a net liability position was $4,194,188. If a contingent feature would have been triggered as of June 30, 2009, the Fund could have been required to pay this amount in cash to its counterparties. The Fund did not hold or post collateral for its derivative transactions.
Valuations of derivative instruments as of June 30, 2009 are as follows:

Derivatives Not Accounted	Asset Derivatives			Liability Derivatives
for as Hedging Instruments	Statement of Assets			Statement of Assets
under Statement 133(a)	and Liabilities Location	Value		and Liabilities Location	Value

Credit contracts	Swaps, at value	$276,532		Swaps, at value	$1,549,070
Interest rate contracts	Futures margins	160,286	*	Futures margins	227,561	*
Interest rate contracts	Swaps, at value	2,665,387		Swaps, at value	2,844,216

Total		$3,102,205			$4,620,847

*	Includes only the current day’s variation margin. Prior variation margin movements have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.
The effect of derivative instruments on the Statement of Operations is as follows:
Amount of Realized Gain or Loss Recognized on Derivative

Derivatives Not Accounted
for as Hedging Instruments	Closing and expiration
under Statement 133(a)	of futures contracts	Swap contracts	Total

Interest rate contracts	$(10,860,997)	$(14,684,491)	$(25,545,488)
Credit contracts	—	(54,498,006)	(54,498,006)

Total	$(10,860,997)	$(69,182,497)	$(80,043,494)

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                    FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND
NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
Amount of Change in Unrealized Gain or Loss Recognized on Derivative

Derivatives Not Accounted
for as Hedging Instruments
under Statement 133(a)	Futures contracts	Swap contracts	Total

Interest rate contracts	$(12,445,004)	$11,929,292	$(515,712)
Credit contracts	—	(9,643,359)	(9,643,359)

Total	$(12,445,004)	$2,285,933	$(10,159,071)

Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.
     Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.
     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.
     Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.
     The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.
     The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.
     Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.
Swap Contracts
The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit
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event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.
     Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.
     Swap contract agreements are exposed to the market risk factor of the specific underlying reference asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Fund to substantial risk in the isolated market risk factor.
     Additional associated risks to the Fund include counterparty credit risk and liquidity risk. Counterparty credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. If there is an illiquid market for the agreement, the Fund may be unable to close the contract prior to contract termination.
Credit Default Swap Contracts. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer’s failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security, or a basket of securities (the “reference asset”).
     The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.
     The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.
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                    FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND
NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
     If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.
     The Fund has purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities and, or, indexes.
     The Fund has sold credit protection through credit default swaps to increase exposure to the credit risk of individual securities and, or, indexes that are either unavailable or considered to be less attractive in the bond market.
     The Fund has also engaged in pairs trades by purchasing protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer. The intent of a pairs trade is to realize gains from the pricing differences of the two issuers who are expected to have similar market risks. Pairs trades attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements.
     The Fund has engaged in spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curve trades attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.
     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
Interest Rate Swap Contracts. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.
     The Fund has entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate in order to increase exposure to interest rate risk. Typically, if relative interest rates rise, payments made by the Fund under a swap agreement will be greater than the payments received by the Fund.
     The Fund has entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate in order to decrease exposure to interest rate risk. Typically, if relative interest rates rise, payments received by the Fund under the swap agreement will be greater than the payments made by the Fund.
     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
Total Return Swap Contracts. A total return swap is an agreement between counterparties to exchange periodic payments based on asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate or index) and the other on the total return of a reference asset (such as a security or a basket of securities). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.
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     Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument or index. Total return swaps are less standard in structure than other types of swaps and can isolate and, or, include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.
     The Fund has entered into total return swaps to increase exposure to the credit risk of various indexes or basket of securities. These credit risk related total return swaps require the fund to pay, or receive payments, to, or from, the counterparty based on the movement of credit spreads of the related indexes.
     The Fund has entered into total return swaps to decrease exposure to the credit risk of various indexes or basket of securities. These credit risk related total return swaps require the fund to pay, or receive payments, to, or from, the counterparty based on the movement of credit spreads of the related indexes.
     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
     As of June 30, 2009, the Fund had no such total return swap agreements outstanding.
6. Illiquid Securities
As of June 30, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.
7. Securities Lending
The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of June 30, 2009, the Fund had on loan securities valued at $16,789,950. Collateral of $17,163,100 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.
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                    FIXED INCOME ACTIVE ALLOCATION FUND

OPPENHEIMER CORE BOND FUND
NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
8. Subsequent Events Evaluation
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through August 13, 2009, the date the financial statements were available to be issued. This evaluation determined that there were no subsequent events that necessitated disclosures and/or adjustments.
9. Pending Litigation
During 2009, a number of complaints have been filed in federal courts against the Manager, the Distributor, and certain other mutual funds advised by the Manager and distributed by the Distributor—including the Fund. The complaints naming the Fund as a defendant also name certain officers, trustees and former trustees of the Fund. The plaintiffs seek class action status on behalf of purchasers of shares of the Fund during a particular time period. The complaints against the Fund raise claims under federal securities laws alleging that, among other things, the disclosure documents of the Fund contained misrepresentations and omissions, that the Fund’s investment policies were not followed, and that the Fund and the other defendants violated federal securities laws and regulations and certain state laws. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. The litigations involving certain other Oppenheimer funds are similar in nature.
     A complaint has been brought in state court against the Manager, the Distributor and another subsidiary of the Manager, on behalf of the Oregon College Savings Plan Trust, The complaint alleges breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seeks compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     In addition, a number of other complaints have been filed in 2008 and 2009 in various state and federal courts, by investors who made investments through an affiliate of the Manager, against the Manager and certain of its affiliates. Those complaints relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”) and allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and intends to defend them vigorously. The Fund’s Board of Trustees has also engaged counsel to defend the suits vigorously on behalf of the Fund, the Fund’s Board and the Trustees named in those suits. While it is premature to render any opinion as to the likelihood of an outcome in these lawsuits, or whether any costs that the Fund may bear in defending the suits might not be reimbursed by insurance or the Manager, the Manager believes that these suits should not have any material effect on the operations of the Fund, and that the outcome of all of the suits together should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund.
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Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 07/31/2009, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.

(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Portfolio Series: Fixed Income Active Allocation Fund

By:	/s/ John V. Murphy John V. Murphy
Principal Executive Officer

Date:	09/11/2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John V. Murphy John V. Murphy
Principal Executive Officer

Date:	09/11/2009

By:	/s/ Brian W. Wixted Brian W. Wixted
Principal Financial Officer

Date:	09/11/2009